UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2022

Date of reporting period:	August 1, 2021 – January 31, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing®

Putnam Investments

Putnam RetirementReady® Funds

Semiannual report
1 | 31 | 22

Putnam RetirementReady® Funds invest in a diversified mix of Putnam funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2065 Fund	Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady Maturity Fund

Semiannual report
1 | 31 | 22

Message from the Trustees

March 14, 2022

Dear Fellow Shareholder:

Financial markets have been bumpy in recent months. Investors are weighing the risks of rising inflation, changes in Federal Reserve policy, the latest Covid-19 variants, and the global impact of the Russia-Ukraine conflict.

Despite new uncertainties, the fundamental backdrop remains encouraging, in our view. Employment levels have been improving and may strengthen should Covid cases continue to decline. Businesses continue to adapt and show resilience.

In times like these, it’s worth remembering the benefits of staying focused on your long-term financial goals. At Putnam, professional, active investors are working for you. They are monitoring risks while looking for strong potential investments for your fund. Please read the interview with your fund manager(s) in the following pages.

As always, thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for RetirementReady Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–31 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, 2060 Fund, and 2065 Fund (inceptions: 5/2/05, 11/30/10, 11/30/15, and 1/4/21, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04.

Returns for periods of less than one year are not annualized.

See above and pages 8–31 for additional fund performance information. Index descriptions can be found on pages 40–41.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

2 RetirementReady® Funds

How were market conditions during the six-month reporting period?

Global financial markets had mixed results during the six-month period. Stocks were buoyed by a recovering economy, the lifting of mobility restrictions in many countries, and fiscal stimulus. However, risks including rising inflation and interest rates, China’s weaker economy, and Covid-19 variants percolated through the markets. Conflict in Russia and Ukraine also weighed on the markets toward period-end. The S&P 500 Index — a broad measure of U.S. stock performance — gained 3.44%. International stocks, as measured by the MSCI EAFE Index [ND], fell 3.43%. Fixed income assets finished lower for the period.

U.S. Treasury bond yields moved higher, and their prices fell. In mid-December, the Federal Reserve pivoted toward tighter monetary policy with plans to end its bond-buying stimulus program in March 2022, paving the way for higher interest rates. Most Fed officials expect to raise rates several times in 2022. Some other global central banks have also started scaling back stimulus measures. The rate-sensitive Bloomberg U.S. Aggregate Bond Index, a measure of investment-grade [IG] fixed income securities, fell 3.17% for the period. The yield on 10-year U.S. Treasury notes, which helps set borrowing costs on everything from mortgages to corporate debt, rose to 1.79% at the end of January 2022 from 1.20% at the start of the six-month reporting period.

RetirementReady® Funds 3

How did the funds perform during the period?

All the RetirementReady Funds finished with negative returns at the end of the six-month period. Funds intended for investors further from retirement performed similarly to near-retirement funds, given weakness from both equity and fixed income markets.

The glide path of the RetirementReady Funds is an important tool that distinguishes Putnam from its peers. Our glide path starts off more aggressive than the average for our Lipper peer group, with a higher equity weight in the early part of the glide path for funds serving people retiring in the 2050s or 2060s. Our glide path becomes more conservative relative to peers for the funds serving investors nearing retirement in the 2020s or 2030s.

What underlying funds’ strategies contributed to or detracted from performance during the period?

Overall, our asset allocation decisions slightly lifted performance. The portfolios entered the period with an overweight position to equity risk, which added value until we moved the position to neutral at the end of August 2021. At the end of January 2022, we again moved to a modest overweight position to equity risk, which led to a small gain. The portfolios held a modest underweight position to interest-rate risk for the entirety of the period, which slightly increased performance. Our credit position was held close to the benchmark and had only a small impact on results.

Overall, our active implementation decisions slightly detracted from performance. Our fundamental U.S. large-cap growth strategy was the largest detractor over the period. Portfolios furthest from retirement experienced additional weakness from our emerging market equity strategy. Our fundamental large-cap value, quantitative small-cap core, and quantitative international-developed equity strategies finished slightly positive and helped to offset some of the losses mentioned.

What is your near-term outlook for the markets?

Global financial markets experienced significant volatility in the first month of 2022. Rising inflation, the surge in Covid cases, supply chain disruptions, monetary tightening, and geopolitical concerns fueled sell-offs in stocks and bonds. Given the level of uncertainty surrounding these issues, we expect volatility to persist. Thus, we maintain a neutral posture.

We expect stocks will be supported by strong corporate earnings and companies exiting buyback blackout periods. However, higher interest rates and conflict in Russia and Ukraine continue to be headwinds for stocks. We hold a positive disposition toward equities, but we feel risks are balanced at the moment.

In fixed income, our view on credit is slightly bullish. High-yield bond index fundamentals have moved back to reasonable levels, and thus we expect that corporate and structured credit will continue to attract capital in an environment where investors search for attractive yields. Our outlook on interest rate-sensitive fixed income remains slightly bearish. The Fed plans to end its bond-buying stimulus program in March 2022, paving the way for higher interest rates. In January 2022, Fed officials signaled they were on track to raise interest rates in March, given higher-than-expected inflation and a strong labor market. Against this backdrop, we continue to have conviction in our investment strategies.

Thank you, Jason, for your time and insights today.

4 RetirementReady® Funds

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by a fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning each fund’s performance or portfolio composition relative to those of each fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the underlying funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 5

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of January 31, 2022. For more information, please see the funds’ prospectus.

Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund invests in a broadly diversified portfolio reflecting uncorrelated fixed-income strategies. Putnam Multi-Asset Absolute Return Fund combines two independent investment strategies: a directional strategy, which provides diversified exposure to investment markets, and non-directional strategy, which seeks positive returns that have minimal correlation with traditional asset classes and may use active trading. Actual allocations of both funds will vary.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and non-U.S. companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance

6 RetirementReady® Funds

of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

You can lose money by investing in Putnam Government Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date that may be attractive to investors who plan to retire or otherwise begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 1/31/22

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund	72.9%	69.9%	54.3%	35.8%	12.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.1%	18.8%	33.7%	51.2%	67.6%	58.0%	21.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	2.4%	17.2%	43.4%	45.4%	17.9%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.3%	24.9%	33.3%
Putnam Multi-Asset Absolute
Return Fund	10.1%	10.1%	10.1%	10.1%	13.0%	17.0%	20.9%	25.6%	29.5%	30.2%
Putnam Fixed Income Absolute
Return Fund	0.5%	0.7%	1.4%	2.4%	2.8%	4.9%	9.3%	14.7%	21.7%	30.5%
Putnam Government Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.7%	2.9%	3.9%	5.1%	6.1%	6.1%

Percentages are based on net assets as of 1/31/22. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

RetirementReady® Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2022, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/22

	Life of	Annual
	fund	average	1 year	6 months
2065 Fund
Class A (1/4/21)
Before sales charge	12.33%	11.33%	12.55%	–0.94%
After sales charge	5.87	5.41	6.08	–6.64
Class C (1/4/21)
Before CDSC	11.45	10.53%	11.79%	–1.28%
After CDSC	11.45	10.53	10.79	–2.22
Class R (1/4/21)
Net asset value	11.78	10.83	12.12	–1.25
Class R3 (1/4/21)
Net asset value	12.14	11.15	12.36	–1.02
Class R4 (1/4/21)
Net asset value	12.40	11.39	12.62	–0.97
Class R5 (1/4/21)
Net asset value	12.56	11.54	12.78	–0.92
Class R6 (1/4/21)
Net asset value	12.67	11.64	12.90	–0.82
Class Y (1/4/21)
Net asset value	12.56	11.54	12.78	–0.92

8 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/22 cont.

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
2060 Fund
Class A (11/30/15)
Before sales charge	75.81%	9.58%	65.75%	10.64%	43.89%	12.90%	12.43%	–1.00%
After sales charge	65.71	8.53	56.22	9.33	35.62	10.69	5.97	–6.69
Class B (11/30/15)
Before CDSC	67.94	8.77	59.71	9.82	40.79	12.08	11.69	–1.31
After CDSC	67.94	8.77	57.71	9.54	37.79	11.28	6.74	–5.68
Class C (11/30/15)
Before CDSC	67.93	8.77	59.60	9.80	40.84	12.09	11.62	–1.36
After CDSC	67.93	8.77	59.60	9.80	40.84	12.09	10.64	–2.23
Class R (11/30/15)
Net asset value	72.87	9.28	63.39	10.32	42.62	12.56	11.99	–1.18
Class R3 (1/4/21)
Net asset value	74.93	9.49	65.05	10.54	43.48	12.79	12.31	–1.06
Class R4 (1/4/21)
Net asset value	77.69	9.77	67.13	10.82	44.56	13.07	12.53	–0.93
Class R5 (1/4/21)
Net asset value	79.14	9.92	68.28	10.97	45.19	13.23	12.68	–0.87
Class R6 (9/1/16)
Net asset value	79.46	9.95	68.58	11.01	45.45	13.30	12.89	–0.76
Class Y (11/30/15)
Net asset value	78.56	9.86	67.77	10.90	44.95	13.17	12.77	–0.90

RetirementReady® Funds 9

Fund performance Total return for periods ended 1/31/22 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2055 Fund
Class A (11/30/10)
Before sales charge	9.81%	169.15%	10.41%	63.55%	10.34%	42.21%	12.45%	12.05%	–0.98%
After sales charge	9.23	153.67	9.76	54.14	9.04	34.03	10.26	5.61	–6.67
Class B (11/30/10)
Before CDSC	9.22	153.43	9.75	57.66	9.53	39.18	11.65	11.21	–1.26
After CDSC	9.22	153.43	9.75	55.66	9.25	36.18	10.84	6.24	–5.67
Class C (11/30/10)
Before CDSC	9.23	153.32	9.74	57.52	9.51	39.11	11.63	11.15	–1.39
After CDSC	9.23	153.32	9.74	57.52	9.51	39.11	11.63	10.16	–2.27
Class R (11/30/10)
Net asset value	9.52	162.02	10.11	61.31	10.03	40.90	12.11	11.60	–1.15
Class R3 (1/4/21)
Net asset value	9.75	167.79	10.35	63.04	10.27	41.92	12.38	11.88	–1.05
Class R4 (1/4/21)
Net asset value	10.03	174.57	10.63	65.02	10.54	43.02	12.67	12.21	–0.91
Class R5 (1/4/21)
Net asset value	10.14	177.48	10.74	66.42	10.72	43.57	12.81	12.28	–0.83
Class R6 (9/1/16)
Net asset value	10.15	177.75	10.76	66.59	10.75	43.71	12.85	12.39	–0.81
Class Y (11/30/10)
Net asset value	10.08	175.93	10.68	65.51	10.60	43.30	12.74	12.27	–0.88

10 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/22 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2050 Fund
Class A (5/2/05)
Before sales charge	7.25%	163.68%	10.18%	60.90%	9.98%	40.36%	11.96%	11.48%	–0.96%
After sales charge	6.87	148.52	9.53	51.65	8.68	32.29	9.78	5.07	–6.65
Class B (5/2/05)
Before CDSC	6.87	148.36	9.52	55.00	9.16	37.18	11.11	10.66	–1.31
After CDSC	6.87	148.36	9.52	53.00	8.88	34.18	10.30	5.66	–5.79
Class C (5/2/05)
Before CDSC	6.87	148.32	9.52	55.02	9.16	37.31	11.15	10.69	–1.28
After CDSC	6.87	148.32	9.52	55.02	9.16	37.31	11.15	9.69	–2.17
Class R (5/2/05)
Net asset value	6.97	156.80	9.89	58.63	9.67	39.07	11.62	10.98	–1.17
Class R3 (1/4/21)
Net asset value	7.19	162.09	10.11	60.31	9.90	39.93	11.85	11.30	–1.02
Class R4 (1/4/21)
Net asset value	7.45	168.77	10.39	62.34	10.18	41.02	12.14	11.58	–0.90
Class R5 (1/4/21)
Net asset value	7.54	171.61	10.51	63.54	10.34	41.69	12.32	11.78	–0.81
Class R6 (9/1/16)
Net asset value	7.55	171.87	10.52	63.69	10.36	41.83	12.35	11.89	–0.76
Class Y (5/2/05)
Net asset value	7.52	170.51	10.46	62.94	10.26	41.41	12.24	11.75	–0.79

RetirementReady® Funds 11

Fund performance Total return for periods ended 1/31/22 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2045 Fund
Class A (11/1/04)
Before sales charge	7.07%	153.11%	9.73%	56.05%	9.31%	36.82%	11.01%	10.55%	–0.87%
After sales charge	6.71	138.55	9.08	47.08	8.02	28.95	8.84	4.19	–6.57
Class B (11/1/04)
Before CDSC	6.70	138.32	9.07	50.23	8.48	33.78	10.19	9.69	–1.28
After CDSC	6.70	138.32	9.07	48.23	8.19	30.78	9.36	4.87	–5.62
Class C (11/1/04)
Before CDSC	6.70	138.41	9.08	50.31	8.49	33.78	10.19	9.74	–1.25
After CDSC	6.70	138.41	9.08	50.31	8.49	33.78	10.19	8.77	–2.11
Class R (11/1/04)
Net asset value	6.80	146.38	9.44	53.83	9.00	35.57	10.68	10.09	–1.10
Class R3 (1/4/21)
Net asset value	7.01	151.46	9.66	55.55	9.24	36.61	10.96	10.38	–0.93
Class R4 (1/4/21)
Net asset value	7.28	157.99	9.94	57.51	9.51	37.65	11.24	10.65	–0.82
Class R5 (1/4/21)
Net asset value	7.37	160.51	10.05	58.60	9.66	38.04	11.34	10.81	–0.74
Class R6 (9/1/16)
Net asset value	7.37	160.77	10.06	58.75	9.68	38.17	11.38	10.92	–0.71
Class Y (11/1/04)
Net asset value	7.35	159.62	10.01	58.09	9.59	37.98	11.33	10.79	–0.76

12 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/22 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2040 Fund
Class A (11/1/04)
Before sales charge	6.72%	137.10%	9.02%	48.58%	8.24%	31.39%	9.53%	9.10%	–0.86%
After sales charge	6.35	123.46	8.37	40.04	6.97	23.83	7.39	2.83	–6.56
Class B (11/1/04)
Before CDSC	6.34	123.21	8.36	43.07	7.43	28.44	8.70	8.30	–1.26
After CDSC	6.34	123.21	8.36	41.07	7.12	25.44	7.85	3.42	–5.71
Class C (11/1/04)
Before CDSC	6.35	123.14	8.36	43.11	7.43	28.46	8.71	8.29	–1.23
After CDSC	6.35	123.14	8.36	43.11	7.43	28.46	8.71	7.32	–2.11
Class R (11/1/04)
Net asset value	6.44	130.79	8.72	46.47	7.93	30.13	9.18	8.67	–1.07
Class R3 (1/4/21)
Net asset value	6.61	134.72	8.91	47.85	8.13	30.98	9.41	8.98	–0.92
Class R4 (1/4/21)
Net asset value	6.88	140.70	9.18	49.67	8.40	31.93	9.68	9.20	–0.80
Class R5 (1/4/21)
Net asset value	6.99	143.63	9.31	50.84	8.57	32.55	9.85	9.40	–0.72
Class R6 (9/1/16)
Net asset value	7.01	144.15	9.34	51.04	8.60	32.68	9.88	9.50	–0.69
Class Y (11/1/04)
Net asset value	6.98	143.01	9.29	50.43	8.51	32.38	9.80	9.42	–0.72

RetirementReady® Funds 13

Fund performance Total return for periods ended 1/31/22 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2035 Fund
Class A (11/1/04)
Before sales charge	6.10%	114.96%	7.95%	39.40%	6.87%	24.90%	7.69%	7.23%	–0.93%
After sales charge	5.74	102.60	7.32	31.38	5.61	17.72	5.59	1.07	–6.63
Class B (11/1/04)
Before CDSC	5.73	102.60	7.32	34.31	6.08	22.15	6.90	6.46	–1.31
After CDSC	5.73	102.60	7.32	32.31	5.76	19.15	6.01	1.71	–5.71
Class C (11/1/04)
Before CDSC	5.74	102.60	7.32	34.27	6.07	22.13	6.89	6.42	–1.31
After CDSC	5.74	102.60	7.32	34.27	6.07	22.13	6.89	5.48	–2.19
Class R (11/1/04)
Net asset value	5.82	109.34	7.67	37.46	6.57	23.78	7.37	6.81	–1.13
Class R3 (1/4/21)
Net asset value	5.99	112.70	7.84	38.68	6.76	24.56	7.59	7.10	–0.99
Class R4 (1/4/21)
Net asset value	6.25	118.08	8.11	40.36	7.02	25.48	7.86	7.38	–0.86
Class R5 (1/4/21)
Net asset value	6.36	120.67	8.24	41.47	7.18	25.95	7.99	7.50	–0.82
Class R6 (9/1/16)
Net asset value	6.40	121.73	8.29	41.88	7.25	26.22	8.07	7.64	–0.72
Class Y (11/1/04)
Net asset value	6.37	120.64	8.24	41.22	7.15	25.95	7.99	7.52	–0.81

14 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/22 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2030 Fund
Class A (11/1/04)
Before sales charge	5.38%	91.03%	6.69%	29.88%	5.37%	18.24%	5.74%	5.12%	–1.00%
After sales charge	5.02	80.05	6.06	22.41	4.13	11.44	3.68	–0.92	–6.69
Class B (11/1/04)
Before CDSC	5.01	79.91	6.05	25.08	4.58	15.59	4.95	4.34	–1.37
After CDSC	5.01	79.91	6.05	23.09	4.24	12.59	4.03	–0.44	–5.89
Class C (11/1/04)
Before CDSC	5.01	79.92	6.05	25.13	4.59	15.57	4.94	4.35	–1.39
After CDSC	5.01	79.92	6.05	25.13	4.59	15.57	4.94	3.39	–2.29
Class R (11/1/04)
Net asset value	5.10	86.04	6.40	28.01	5.06	17.09	5.40	4.65	–1.25
Class R3 (1/4/21)
Net asset value	5.24	88.63	6.55	29.04	5.23	17.81	5.62	4.98	–1.06
Class R4 (1/4/21)
Net asset value	5.50	93.42	6.82	30.68	5.50	18.68	5.88	5.24	–0.92
Class R5 (1/4/21)
Net asset value	5.60	95.61	6.94	31.61	5.65	19.15	6.01	5.40	–0.88
Class R6 (9/1/16)
Net asset value	5.67	96.80	7.00	32.07	5.72	19.41	6.09	5.51	–0.82
Class Y (11/1/04)
Net asset value	5.64	95.92	6.96	31.51	5.63	19.15	6.01	5.38	–0.87

RetirementReady® Funds 15

Fund performance Total return for periods ended 1/31/22 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2025 Fund
Class A (11/1/04)
Before sales charge	4.54%	67.62%	5.30%	20.49%	3.80%	11.90%	3.82%	2.89%	–1.14%
After sales charge	4.18	57.98	4.68	13.56	2.58	5.46	1.79	–3.02	–6.82
Class B (11/1/04)
Before CDSC	4.18	57.78	4.67	16.13	3.04	9.46	3.06	2.12	–1.46
After CDSC	4.18	57.78	4.67	14.20	2.69	6.49	2.12	–2.67	–6.08
Class C (11/1/04)
Before CDSC	4.18	57.80	4.67	16.13	3.04	9.43	3.05	2.12	–1.50
After CDSC	4.18	57.80	4.67	16.13	3.04	9.43	3.05	1.16	–2.43
Class R (11/1/04)
Net asset value	4.27	63.16	5.02	18.77	3.50	10.83	3.49	2.47	–1.33
Class R3 (1/4/21)
Net asset value	4.39	65.28	5.15	19.63	3.65	11.40	3.67	2.75	–1.20
Class R4 (1/4/21)
Net asset value	4.66	69.47	5.42	21.11	3.91	12.23	3.92	2.97	–1.08
Class R5 (1/4/21)
Net asset value	4.76	71.52	5.54	22.11	4.08	12.72	4.07	3.14	–1.00
Class R6 (9/1/16)
Net asset value	4.84	72.81	5.62	22.63	4.16	13.05	4.17	3.29	–0.95
Class Y (11/1/04)
Net asset value	4.80	71.86	5.56	22.01	4.06	12.74	4.08	3.15	–1.00

16 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/22 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Maturity Fund
Class A (11/1/04)
Before sales charge	2.69%	32.76%	2.87%	11.21%	2.15%	6.41%	2.09%	0.77%	–1.27%
After sales charge	2.45	27.45	2.46	6.76	1.32	2.15	0.71	–3.26	–5.22
Class B (11/1/04)
Before CDSC	2.33	24.99	2.26	7.12	1.39	4.05	1.33	0.04	–1.61
After CDSC	2.33	24.99	2.26	5.19	1.02	1.11	0.37	–4.82	–6.40
Class C (11/1/04)
Before CDSC	2.34	25.00	2.26	7.17	1.39	4.08	1.34	0.09	–1.56
After CDSC	2.34	25.00	2.26	7.17	1.39	4.08	1.34	–0.89	–2.52
Class R (11/1/04)
Net asset value	2.42	29.28	2.60	9.65	1.86	5.45	1.78	0.40	–1.46
Class R3 (1/4/21)
Net asset value	2.53	30.75	2.72	10.35	1.99	5.89	1.92	0.60	–1.34
Class R4 (1/4/21)
Net asset value	2.79	34.17	2.98	11.78	2.25	6.75	2.20	0.91	–1.17
Class R5 (1/4/21)
Net asset value	2.90	35.71	3.10	12.61	2.40	7.24	2.36	1.01	–1.15
Class R6 (9/1/16)
Net asset value	2.98	36.78	3.18	13.09	2.49	7.51	2.44	1.12	–1.10
Class Y (11/1/04)
Net asset value	2.95	36.18	3.14	12.66	2.41	7.27	2.37	1.08	–1.09

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for RetirementReady Maturity Fund class A shares is 4.00%. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R3 shares prior to their inception is derived from the performance of class Y shares, adjusted for the higher 12b-1 and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares). Performance for class R4 shares prior to their inception is derived from the performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares). For the 2060, 2055, 2050, and 2045 Funds, performance for class R5 shares prior to their inception is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to class R6 shares prior to the inception of class R5 shares); had it, returns would have been higher. For the 2040, 2035, 2030, 2025, and Maturity Funds, performance for class R5 shares prior to their inception is derived from the historical performance of class R6 shares, adjusted for higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares). Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees for class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B and C share performance reflects conversion to class A shares after eight years.

RetirementReady® Funds 17

Comparative index returns For periods ended 1/31/22

		Bloomberg U.S. Aggregate
	S&P 500 Index	Bond Index
Annual average (life of fund)
(since 11/1/04)*	10.57%	3.82%
Annual average (life of fund)
(since 5/2/05)†	10.69	3.87
Annual average (life of fund)
(since 11/30/10)‡	15.04	2.99
Life of fund	143.89	19.30
Annual average (since 11/30/15)§	15.55	2.90
Life of fund	23.87	–3.61
Annual average (since 1/4/21)**	22.09	–3.37
10 years	319.82	29.07
Annual average	15.43	2.59
5 years	117.21	16.37
Annual average	16.78	3.08
3 years	75.90	11.41
Annual average	20.71	3.67
1 year	23.29	–2.97
6 months	3.44	–3.17

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, 2060, and 2065 Fund.

† Inception date of the Putnam RetirementReady 2050 Fund.

‡ Inception date of the Putnam RetirementReady 2055 Fund.

§ Inception date of the Putnam RetirementReady 2060 Fund.

** Inception date of the Putnam RetirementReady 2065 Fund.

18 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/22

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/21	1/31/22
2065 Fund

Class A	1	$0.594	$—	$0.039	$0.633	Before sales charge	$11.34	$10.63
						After sales charge	12.03	11.28
Class C	1	0.555	—	0.039	0.594	Net asset value	11.29	10.58
Class R	1	0.537	—	0.039	0.576	Net asset value	11.32	10.63
Class R3	1	0.564	—	0.039	0.603	Net asset value	11.33	10.64
Class R4	1	0.591	—	0.039	0.630	Net asset value	11.35	10.64
Class R5	1	0.608	—	0.039	0.647	Net asset value	11.36	10.64
Class R6	1	0.620	—	0.039	0.659	Net asset value	11.36	10.64
Class Y	1	0.608	—	0.039	0.647	Net asset value	11.36	10.64
2060 Fund

Class A	1	$0.707	$0.920	$0.107	$1.734	Before sales charge	$13.89	$12.10
						After sales charge	14.74	12.84
Class B	1	0.581	0.920	0.107	1.608	Net asset value	13.75	12.04
Class C	1	0.616	0.920	0.107	1.643	Net asset value	13.67	11.92
Class R	1	0.648	0.920	0.107	1.675	Net asset value	13.94	12.18
Class R3	1	0.687	0.920	0.107	1.714	Net asset value	13.94	12.16
Class R4	1	0.716	0.920	0.107	1.743	Net asset value	13.96	12.17
Class R5	1	0.736	0.920	0.107	1.763	Net asset value	13.97	12.17
Class R6	1	0.750	0.920	0.107	1.777	Net asset value	13.98	12.18
Class Y	1	0.742	0.920	0.107	1.769	Net asset value	13.94	12.13
2055 Fund

Class A	1	$0.689	$0.920	$—	$1.609	Before sales charge	$13.76	$12.09
						After sales charge	14.60	12.83
Class B	1	0.568	0.920	—	1.488	Net asset value	13.56	11.97
Class C	1	0.585	0.920	—	1.505	Net asset value	13.29	11.67
Class R	1	0.287	0.920	—	1.207	Net asset value	13.74	12.43
Class R3	1	0.668	0.920	—	1.588	Net asset value	13.84	12.18
Class R4	1	0.698	0.920	—	1.618	Net asset value	13.86	12.19
Class R5	1	0.719	0.920	—	1.639	Net asset value	13.87	12.19
Class R6	1	0.733	0.920	—	1.653	Net asset value	13.88	12.19
Class Y	1	0.723	0.920	—	1.643	Net asset value	13.91	12.22
2050 Fund

Class A	1	$1.096	$1.190	$—	$2.286	Before sales charge	$22.32	$19.92
						After sales charge	23.68	21.14
Class B	1	0.856	1.190	—	2.046	Net asset value	21.72	19.48
Class C	1	0.909	1.190	—	2.099	Net asset value	21.37	19.09
Class R	1	0.950	1.190	—	2.140	Net asset value	21.74	19.44
Class R3	1	1.061	1.190	—	2.251	Net asset value	22.23	19.85
Class R4	1	1.099	1.190	—	2.289	Net asset value	22.26	19.87
Class R5	1	1.150	1.190	—	2.340	Net asset value	22.28	19.86
Class R6	1	1.172	1.190	—	2.362	Net asset value	22.29	19.86
Class Y	1	1.154	1.190	—	2.344	Net asset value	22.27	19.85

RetirementReady® Funds 19

Fund price and distribution information For the six-month period ended 1/31/22 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/21	1/31/22
2045 Fund

Class A	1	$1.369	$1.415	$0.003	$2.787	Before sales charge	$24.20	$21.31
						After sales charge	25.68	22.61
Class B	1	1.215	1.415	0.003	2.633	Net asset value	21.20	18.40
Class C	1	1.211	1.415	0.003	2.629	Net asset value	21.18	18.39
Class R	1	1.094	1.415	0.003	2.512	Net asset value	25.19	22.50
Class R3	1	1.306	1.415	0.003	2.724	Net asset value	30.24	27.34
Class R4	1	1.383	1.415	0.003	2.801	Net asset value	30.29	27.35
Class R5	1	1.427	1.415	0.003	2.845	Net asset value	30.31	27.35
Class R6	1	1.458	1.415	0.003	2.876	Net asset value	30.33	27.35
Class Y	1	1.433	1.415	0.003	2.851	Net asset value	30.33	27.36
2040 Fund

Class A	1	$1.332	$1.230	$—	$2.562	Before sales charge	$25.95	$23.25
						After sales charge	27.53	24.67
Class B	1	1.089	1.230	—	2.319	Net asset value	22.99	20.46
Class C	1	1.185	1.230	—	2.415	Net asset value	22.53	19.92
Class R	1	0.781	1.230	—	2.011	Net asset value	26.76	24.53
Class R3	1	1.247	1.230	—	2.477	Net asset value	31.18	28.50
Class R4	1	1.334	1.230	—	2.564	Net asset value	31.22	28.49
Class R5	1	1.391	1.230	—	2.621	Net asset value	31.25	28.49
Class R6	1	1.422	1.230	—	2.652	Net asset value	31.27	28.49
Class Y	1	1.393	1.230	—	2.623	Net asset value	31.20	28.44
2035 Fund

Class A	1	$1.328	$1.369	$0.001	$2.698	Before sales charge	$25.36	$22.50
						After sales charge	26.91	23.87
Class B	1	1.142	1.369	0.001	2.512	Net asset value	22.76	20.02
Class C	1	1.175	1.369	0.001	2.545	Net asset value	22.56	19.79
Class R	1	1.157	1.369	0.001	2.527	Net asset value	24.07	21.34
Class R3	1	1.250	1.369	0.001	2.620	Net asset value	30.30	27.45
Class R4	1	1.341	1.369	0.001	2.711	Net asset value	30.34	27.44
Class R5	1	1.385	1.369	0.001	2.755	Net asset value	30.37	27.44
Class R6	1	1.415	1.369	0.001	2.785	Net asset value	30.38	27.45
Class Y	1	1.389	1.369	0.001	2.759	Net asset value	30.35	27.42
2030 Fund

Class A	1	$1.091	$1.013	$—	$2.104	Before sales charge	$23.86	$21.56
						After sales charge	25.32	22.88
Class B	1	0.861	1.013	—	1.874	Net asset value	22.30	20.16
Class C	1	0.882	1.013	—	1.895	Net asset value	22.03	19.87
Class R	1	0.993	1.013	—	2.006	Net asset value	22.17	19.93
Class R3	1	1.025	1.013	—	2.038	Net asset value	27.61	25.32
Class R4	1	1.104	1.013	—	2.117	Net asset value	27.65	25.32
Class R5	1	1.147	1.013	—	2.160	Net asset value	27.68	25.32
Class R6	1	1.174	1.013	—	2.187	Net asset value	27.69	25.32
Class Y	1	1.149	1.013	—	2.162	Net asset value	27.63	25.27

20 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/22 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/21	1/31/22
2025 Fund

Class A	1	$0.660	$0.792	$—	$1.452	Before sales charge	$22.72	$21.03
						After sales charge	24.11	22.31
Class B	1	0.483	0.792	—	1.275	Net asset value	20.83	19.27
Class C	1	0.487	0.792	—	1.279	Net asset value	20.61	19.04
Class R	1	0.578	0.792	—	1.370	Net asset value	21.06	19.43
Class R3	1	0.585	0.792	—	1.377	Net asset value	22.63	21.00
Class R4	1	0.675	0.792	—	1.467	Net asset value	22.66	20.97
Class R5	1	0.711	0.792	—	1.503	Net asset value	22.68	20.97
Class R6	1	0.734	0.792	—	1.526	Net asset value	22.70	20.98
Class Y	1	0.713	0.792	—	1.505	Net asset value	22.66	20.95
Maturity Fund

Class A	6	$0.329	$0.184	$—	$0.513	Before sales charge	$17.41	$16.68
						After sales charge	18.14	17.38
Class B	6	0.267	0.184	—	0.451	Net asset value	16.96	16.24
Class C	6	0.265	0.184	—	0.449	Net asset value	17.00	16.29
Class R	6	0.297	0.184	—	0.481	Net asset value	17.39	16.66
Class R3	6	0.316	0.184	—	0.500	Net asset value	17.47	16.74
Class R4	6	0.336	0.184	—	0.520	Net asset value	17.47	16.75
Class R5	6	0.349	0.184	—	0.533	Net asset value	17.47	16.74
Class R6	6	0.359	0.184	—	0.543	Net asset value	17.47	16.74
Class Y	6	0.349	0.184	—	0.533	Net asset value	17.47	16.75

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except RetirementReady Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

RetirementReady® Funds 21

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21

	Life of
	fund	1 year	6 months
2065 Fund
Class A (1/4/21)
Before sales charge	17.93%	17.93%	4.83%
After sales charge	11.15	11.15	–1.20
Class C (1/4/21)
Before CDSC	17.14	17.14	4.50
After CDSC	16.14	16.14	3.50
Class R (1/4/21)
Net asset value	17.46	17.46	4.59
Class R3 (1/4/21)
Net asset value	17.83	17.83	4.74
Class R4 (1/4/21)
Net asset value	18.10	18.10	4.88
Class R5 (1/4/21)
Net asset value	18.27	18.27	4.94
Class R6 (1/4/21)
Net asset value	18.39	18.39	5.05
Class Y (1/4/21)
Net asset value	18.27	18.27	4.94

22 RetirementReady® Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
2060 Fund
Class A (11/30/15)
Before sales charge	84.68%	10.61%	77.25%	12.13%	62.96%	17.68%	17.91%	4.82%
After sales charge	74.06	9.54	67.06	10.81	53.59	15.38	11.13	–1.21
Class B (11/30/15)
Before CDSC	76.45	9.78	70.66	11.28	59.33	16.80	16.96	4.38
After CDSC	76.45	9.78	68.66	11.02	56.33	16.06	11.96	–0.25
Class C (11/30/15)
Before CDSC	76.38	9.78	70.66	11.28	59.39	16.81	16.95	4.37
After CDSC	76.38	9.78	70.66	11.28	59.39	16.81	15.95	3.45
Class R (11/30/15)
Net asset value	81.53	10.30	74.66	11.80	61.44	17.31	17.32	4.52
Class R3 (1/4/21)
Net asset value	83.71	10.51	76.58	12.04	62.44	17.55	17.66	4.65
Class R4 (1/4/21)
Net asset value	86.60	10.80	78.83	12.33	63.73	17.86	17.98	4.86
Class R5 (1/4/21)
Net asset value	88.12	10.95	80.07	12.48	64.47	18.04	18.14	4.85
Class R6 (9/1/16)
Net asset value	88.30	10.96	80.24	12.51	64.63	18.08	18.25	4.95
Class Y (11/30/15)
Net asset value	87.54	10.89	79.55	12.42	64.24	17.99	18.15	4.91

RetirementReady® Funds 23

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2055 Fund
Class A (11/30/10)
Before sales charge	10.35%	197.51%	11.52%	74.59%	11.79%	60.65%	17.12%	17.14%	4.53%
After sales charge	9.77	180.40	10.86	64.55	10.47	51.41	14.83	10.40	–1.48
Class B (11/30/10)
Before CDSC	9.76	180.05	10.85	68.08	10.94	57.04	16.24	16.30	4.14
After CDSC	9.76	180.05	10.85	66.08	10.68	54.04	15.49	11.30	–0.52
Class C (11/30/10)
Before CDSC	9.76	180.09	10.85	68.03	10.94	57.06	16.24	16.29	4.13
After CDSC	9.76	180.09	10.85	68.03	10.94	57.06	16.24	15.29	3.20
Class R (11/30/10)
Net asset value	10.06	189.71	11.22	72.10	11.47	59.14	16.75	16.70	4.30
Class R3 (1/4/21)
Net asset value	10.30	195.74	11.45	74.08	11.73	60.26	17.03	17.02	4.50
Class R4 (1/4/21)
Net asset value	10.57	203.35	11.74	76.08	11.98	61.43	17.31	17.26	4.56
Class R5 (1/4/21)
Net asset value	10.68	206.58	11.85	77.57	12.17	62.17	17.49	17.43	4.64
Class R6 (9/1/16)
Net asset value	10.69	206.88	11.87	77.74	12.19	62.33	17.53	17.55	4.67
Class Y (11/30/10)
Net asset value	10.63	205.07	11.80	76.72	12.06	61.83	17.40	17.41	4.66

24 RetirementReady® Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2050 Fund
Class A (5/2/05)
Before sales charge	7.58%	190.74%	11.26%	71.23%	11.36%	57.98%	16.47%	16.28%	4.22%
After sales charge	7.20	174.02	10.61	61.39	10.05	48.89	14.19	9.59	–1.77
Class B (5/2/05)
Before CDSC	7.19	173.66	10.59	64.97	10.53	54.42	15.58	15.36	3.82
After CDSC	7.19	173.66	10.59	62.97	10.26	51.42	14.83	10.36	–0.89
Class C (5/2/05)
Before CDSC	7.19	173.78	10.60	64.92	10.52	54.41	15.58	15.37	3.81
After CDSC	7.19	173.78	10.60	64.92	10.52	54.41	15.58	14.37	2.87
Class R (5/2/05)
Net asset value	7.29	183.13	10.97	68.86	11.05	56.49	16.10	15.77	3.98
Class R3 (1/4/21)
Net asset value	7.51	188.93	11.19	70.59	11.27	57.56	16.36	16.05	4.12
Class R4 (1/4/21)
Net asset value	7.78	196.14	11.47	72.77	11.56	58.75	16.66	16.34	4.29
Class R5 (1/4/21)
Net asset value	7.87	199.20	11.58	73.97	11.71	59.36	16.80	16.50	4.34
Class R6 (9/1/16)
Net asset value	7.87	199.49	11.59	74.14	11.73	59.51	16.84	16.61	4.39
Class Y (5/2/05)
Net asset value	7.84	198.00	11.54	73.35	11.63	59.13	16.75	16.53	4.31

RetirementReady® Funds 25

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2045 Fund
Class A (11/1/04)
Before sales charge	7.36%	177.50%	10.75%	65.27%	10.57%	52.86%	15.19%	14.64%	3.73%
After sales charge	6.99	161.54	10.09	55.77	9.27	44.07	12.94	8.05	–2.24
Class B (11/1/04)
Before CDSC	6.98	161.10	10.07	59.17	9.74	49.45	14.33	13.80	3.33
After CDSC	6.98	161.10	10.07	57.17	9.47	46.45	13.56	8.80	–1.21
Class C (11/1/04)
Before CDSC	6.98	161.26	10.08	59.17	9.74	49.39	14.32	13.80	3.32
After CDSC	6.98	161.26	10.08	59.17	9.74	49.39	14.32	12.80	2.41
Class R (11/1/04)
Net asset value	7.08	170.15	10.45	63.01	10.27	51.46	14.84	14.19	3.52
Class R3 (1/4/21)
Net asset value	7.29	175.73	10.67	64.76	10.50	52.56	15.12	14.48	3.64
Class R4 (1/4/21)
Net asset value	7.56	182.76	10.95	66.81	10.78	53.71	15.41	14.77	3.79
Class R5 (1/4/21)
Net asset value	7.65	185.59	11.06	67.96	10.93	54.20	15.53	14.93	3.83
Class R6 (9/1/16)
Net asset value	7.66	185.87	11.08	68.12	10.95	54.35	15.57	15.04	3.90
Class Y (11/1/04)
Net asset value	7.63	184.61	11.03	67.42	10.86	54.08	15.50	14.90	3.85

26 RetirementReady® Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2040 Fund
Class A (11/1/04)
Before sales charge	6.96%	158.00%	9.94%	56.32%	9.35%	45.28%	13.26%	12.38%	3.07%
After sales charge	6.59	143.17	9.29	47.33	8.06	36.93	11.04	5.92	–2.86
Class B (11/1/04)
Before CDSC	6.59	143.05	9.29	50.54	8.52	42.04	12.41	11.58	2.66
After CDSC	6.59	143.05	9.29	48.54	8.23	39.04	11.61	6.58	–1.97
Class C (11/1/04)
Before CDSC	6.59	143.01	9.29	50.53	8.52	42.06	12.42	11.55	2.70
After CDSC	6.59	143.01	9.29	50.53	8.52	42.06	12.42	10.55	1.78
Class R (11/1/04)
Net asset value	6.69	151.32	9.65	54.17	9.04	44.01	12.93	11.98	2.90
Class R3 (1/4/21)
Net asset value	6.86	155.57	9.84	55.55	9.24	44.85	13.15	12.25	2.99
Class R4 (1/4/21)
Net asset value	7.13	161.93	10.11	57.50	9.51	45.88	13.41	12.52	3.14
Class R5 (1/4/21)
Net asset value	7.24	165.30	10.25	58.68	9.67	46.61	13.60	12.68	3.22
Class R6 (9/1/16)
Net asset value	7.25	165.71	10.27	58.89	9.70	46.75	13.64	12.79	3.25
Class Y (11/1/04)
Net asset value	7.23	164.49	10.22	58.26	9.62	46.38	13.54	12.67	3.20

RetirementReady® Funds 27

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2035 Fund
Class A (11/1/04)
Before sales charge	6.31%	131.89%	8.77%	45.53%	7.79%	36.25%	10.86%	9.67%	2.33%
After sales charge	5.94	118.56	8.13	37.16	6.52	28.42	8.69	3.37	–3.55
Class B (11/1/04)
Before CDSC	5.93	118.52	8.13	40.18	6.99	33.21	10.03	8.82	1.91
After CDSC	5.93	118.52	8.13	38.18	6.68	30.21	9.20	3.97	–2.64
Class C (11/1/04)
Before CDSC	5.94	118.35	8.12	40.19	6.99	33.21	10.03	8.86	1.94
After CDSC	5.94	118.35	8.12	40.19	6.99	33.21	10.03	7.90	1.03
Class R (11/1/04)
Net asset value	6.02	125.79	8.49	43.46	7.48	35.01	10.52	9.23	2.07
Class R3 (1/4/21)
Net asset value	6.19	129.33	8.65	44.67	7.67	35.76	10.73	9.48	2.22
Class R4 (1/4/21)
Net asset value	6.45	135.11	8.92	46.51	7.94	36.81	11.01	9.77	2.35
Class R5 (1/4/21)
Net asset value	6.56	137.86	9.05	47.67	8.11	37.38	11.17	9.93	2.43
Class R6 (9/1/16)
Net asset value	6.60	138.94	9.10	48.05	8.16	37.63	11.23	10.03	2.50
Class Y (11/1/04)
Net asset value	6.57	137.86	9.05	47.42	8.07	37.34	11.16	9.95	2.45

28 RetirementReady® Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2030 Fund
Class A (11/1/04)
Before sales charge	5.53%	103.51%	7.36%	34.30%	6.08%	26.86%	8.25%	6.65%	1.40%
After sales charge	5.17	91.81	6.73	26.58	4.83	19.57	6.14	0.52	–4.43
Class B (11/1/04)
Before CDSC	5.16	91.68	6.72	29.35	5.28	24.02	7.44	5.81	1.01
After CDSC	5.16	91.68	6.72	27.35	4.95	21.02	6.56	0.96	–3.62
Class C (11/1/04)
Before CDSC	5.16	91.81	6.73	29.38	5.29	24.06	7.45	5.84	1.02
After CDSC	5.16	91.81	6.73	29.38	5.29	24.06	7.45	4.87	0.10
Class R (11/1/04)
Net asset value	5.26	98.22	7.08	32.47	5.79	25.73	7.93	6.25	1.20
Class R3 (1/4/21)
Net asset value	5.39	100.84	7.22	33.47	5.94	26.38	8.12	6.48	1.30
Class R4 (1/4/21)
Net asset value	5.65	105.94	7.49	35.13	6.21	27.30	8.38	6.75	1.44
Class R5 (1/4/21)
Net asset value	5.75	108.22	7.61	36.10	6.36	27.86	8.54	6.91	1.52
Class R6 (9/1/16)
Net asset value	5.82	109.53	7.68	36.58	6.43	28.15	8.62	7.01	1.58
Class Y (11/1/04)
Net asset value	5.79	108.60	7.63	36.01	6.34	27.83	8.53	6.89	1.53

RetirementReady® Funds 29

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2025 Fund
Class A (11/1/04)
Before sales charge	4.65%	75.96%	5.81%	23.60%	4.33%	18.24%	5.74%	3.60%	0.36%
After sales charge	4.29	65.84	5.19	16.49	3.10	11.44	3.68	–2.36	–5.41
Class B (11/1/04)
Before CDSC	4.29	65.68	5.18	19.08	3.55	15.62	4.96	2.84	–0.02
After CDSC	4.29	65.68	5.18	17.09	3.21	12.62	4.04	–1.99	–4.72
Class C (11/1/04)
Before CDSC	4.29	65.61	5.17	19.04	3.55	15.64	4.96	2.84	0.00
After CDSC	4.29	65.61	5.17	19.04	3.55	15.64	4.96	1.88	–0.94
Class R (11/1/04)
Net asset value	4.38	71.24	5.53	21.82	4.03	17.15	5.42	3.18	0.14
Class R3 (1/4/21)
Net asset value	4.50	73.38	5.66	22.74	4.18	17.71	5.58	3.45	0.30
Class R4 (1/4/21)
Net asset value	4.77	77.81	5.92	24.29	4.44	18.60	5.85	3.73	0.43
Class R5 (1/4/21)
Net asset value	4.87	79.92	6.05	25.25	4.61	19.13	6.01	3.85	0.45
Class R6 (9/1/16)
Net asset value	4.95	81.31	6.13	25.79	4.70	19.48	6.11	4.00	0.56
Class Y (11/1/04)
Net asset value	4.91	80.32	6.07	25.16	4.59	19.11	6.00	3.86	0.46

30 RetirementReady® Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Maturity Fund
Class A (11/1/04)
Before sales charge	2.76%	36.24%	3.14%	13.30%	2.53%	10.65%	3.43%	1.00%	–0.59%
After sales charge	2.51	30.79	2.72	8.77	1.70	6.22	2.03	–3.04	–4.56
Class B (11/1/04)
Before CDSC	2.40	28.30	2.52	9.16	1.77	8.23	2.67	0.26	–0.97
After CDSC	2.40	28.30	2.52	7.19	1.40	5.23	1.71	–4.62	–5.79
Class C (11/1/04)
Before CDSC	2.40	28.30	2.52	9.13	1.76	8.19	2.66	0.25	–0.92
After CDSC	2.40	28.30	2.52	9.13	1.76	8.19	2.66	–0.72	–1.89
Class R (11/1/04)
Net asset value	2.49	32.68	2.87	11.73	2.24	9.66	3.12	0.61	–0.78
Class R3 (1/4/21)
Net asset value	2.60	34.13	2.98	12.43	2.37	10.10	3.26	0.84	–0.66
Class R4 (1/4/21)
Net asset value	2.86	37.66	3.25	13.88	2.63	11.00	3.54	1.15	–0.48
Class R5 (1/4/21)
Net asset value	2.97	39.33	3.37	14.72	2.79	11.51	3.70	1.24	–0.46
Class R6 (9/1/16)
Net asset value	3.04	40.34	3.45	15.21	2.87	11.78	3.78	1.35	–0.41
Class Y (11/1/04)
Net asset value	3.02	39.73	3.40	14.77	2.79	11.54	3.71	1.32	–0.40

See the discussion following the fund performance table on page 17 for information about the calculation of fund performance.

RetirementReady® Funds 31

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	78.52%	79.27%	78.92%	78.67%	78.42%	78.27%	78.17%	78.27%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.29%	1.04%	0.69%	0.44%	0.19%	0.04%	–0.06%	0.04%

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Net expenses for the fiscal
year ended 7/31/21**#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	3.56%	4.31%	4.31%	3.96%	3.71%	3.46%	3.31%	3.21%	3.31%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.30%	1.05%	1.05%	0.70%	0.45%	0.20%	0.05%	–0.05%	0.05%
2055 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.84%	2.59%	2.59%	2.24%	1.99%	1.74%	1.59%	1.49%	1.59%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.29%	1.04%	1.04%	0.69%	0.44%	0.19%	0.04%	–0.06%	0.04%

32 RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2050 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.65%	2.40%	2.40%	2.05%	1.80%	1.55%	1.40%	1.30%	1.40%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.29%	1.04%	1.04%	0.69%	0.44%	0.19%	0.04%	–0.06%	0.04%
2045 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.60%	2.35%	2.35%	2.00%	1.75%	1.50%	1.35%	1.25%	1.35%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.30%	1.05%	1.05%	0.70%	0.45%	0.20%	0.05%	–0.05%	0.05%
2040 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.53%	2.28%	2.28%	1.93%	1.68%	1.43%	1.28%	1.18%	1.28%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.32%	1.07%	1.07%	0.72%	0.47%	0.22%	0.07%	–0.03%	0.07%
2035 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.49%	2.24%	2.24%	1.89%	1.64%	1.39%	1.24%	1.14%	1.24%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.36%	1.11%	1.11%	0.76%	0.51%	0.26%	0.11%	0.01%	0.11%
2030 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.38%	1.13%	1.13%	0.78%	0.53%	0.28%	0.13%	0.03%	0.13%
2025 Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.39%	1.14%	1.14%	0.79%	0.54%	0.29%	0.14%	0.04%	0.14%

RetirementReady® Funds 33

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maturity Fund
Net expenses for the fiscal
year ended 7/31/21*#	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/21#	1.41%	2.16%	2.16%	1.81%	1.56%	1.31%	1.16%	1.06%	1.16%
Annualized expense ratio for
the six-month period ended
1/31/22†	0.38%	1.13%	1.13%	0.78%	0.53%	0.28%	0.13%	0.03%	0.13%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.60%
2060 Fund	0.60%
2055 Fund	0.61%
2050 Fund	0.61%
2045 Fund	0.60%
2040 Fund	0.57%
2035 Fund	0.54%
2030 Fund	0.51%
2025 Fund	0.51%
Maturity Fund	0.51%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/24.

** Reflects Putnam Management’s decision to contractually limit expenses through 11/30/31.

# Restated to reflect current fees.

† Excludes the expense ratio of the underlying Putnam mutual funds.

34 RetirementReady® Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/21 to 1/31/22. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.46	$5.21	$3.46	$2.21	$0.95	$0.20	$(0.30)	$0.20
Ending value (after expenses)	$990.60	$987.20	$987.50	$989.80	$990.30	$990.80	$991.80	$990.80

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.50	$5.26	$5.26	$3.51	$2.26	$1.00	$0.25	$(0.25)	$0.25
Ending value (after expenses)	$990.00	$986.90	$986.40	$988.20	$989.40	$990.70	$991.30	$992.40	$991.00
2055 Fund
Expenses paid per $1,000*†	$1.45	$5.21	$5.21	$3.46	$2.21	$0.95	$0.20	$(0.30)	$0.20
Ending value (after expenses)	$990.20	$987.40	$986.10	$988.50	$989.50	$990.90	$991.70	$991.90	$991.20
2050 Fund
Expenses paid per $1,000*†	$1.45	$5.21	$5.21	$3.46	$2.21	$0.95	$0.20	$(0.30)	$0.20
Ending value (after expenses)	$990.40	$986.90	$987.20	$988.30	$989.80	$991.00	$991.90	$992.40	$992.10
2045 Fund
Expenses paid per $1,000*†	$1.51	$5.26	$5.26	$3.51	$2.26	$1.00	$0.25	$(0.25)	$0.25
Ending value (after expenses)	$991.30	$987.20	$987.50	$989.00	$990.70	$991.80	$992.60	$992.90	$992.40
2040 Fund
Expenses paid per $1,000*†	$1.61	$5.36	$5.36	$3.61	$2.36	$1.10	$0.35	$(0.15)	$0.35
Ending value (after expenses)	$991.40	$987.40	$987.70	$989.30	$990.80	$992.00	$992.80	$993.10	$992.80
2035 Fund
Expenses paid per $1,000*†	$1.81	$5.56	$5.56	$3.81	$2.56	$1.31	$0.55	$0.05	$0.55
Ending value (after expenses)	$990.70	$986.90	$986.90	$988.70	$990.10	$991.40	$991.80	$992.80	$991.90
2030 Fund
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$3.91	$2.66	$1.41	$0.65	$0.15	$0.65
Ending value (after expenses)	$990.00	$986.30	$986.10	$987.50	$989.40	$990.80	$991.20	$991.80	$991.30
2025 Fund
Expenses paid per $1,000*†	$1.95	$5.70	$5.70	$3.96	$2.71	$1.45	$0.70	$0.20	$0.70
Ending value (after expenses)	$988.60	$985.40	$985.00	$986.70	$988.00	$989.20	$990.00	$990.50	$990.00
Maturity Fund
Expenses paid per $1,000*†	$1.90	$5.65	$5.65	$3.90	$2.65	$1.40	$0.65	$0.15	$0.65
Ending value (after expenses)	$987.30	$983.90	$984.40	$985.40	$986.60	$988.30	$988.50	$989.00	$989.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365).

RetirementReady® Funds 35

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/22, use the following calculation method.

To find the value of your investment on 8/1/21, call Putnam at 1-800-225-1581.

36 RetirementReady® Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.48	$5.30	$3.52	$2.24	$0.97	$0.20	$(0.31)	$0.20
Ending value (after expenses)	$1,023.74	$1,019.96	$1,021.73	$1,022.99	$1,024.25	$1,025.00	$1,025.51	$1,025.00

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.53	$5.35	$5.35	$3.57	$2.29	$1.02	$0.26	$(0.26)	$0.26
Ending value (after expenses)	$1,023.69	$1,019.91	$1,019.91	$1,021.68	$1,022.94	$1,024.20	$1,024.95	$1,025.46	$1,024.95
2055 Fund
Expenses paid per $1,000*†	$1.48	$5.30	$5.30	$3.52	$2.24	$0.97	$0.20	$(0.31)	$0.20
Ending value (after expenses)	$1,023.74	$1,019.96	$1,019.96	$1,021.73	$1,022.99	$1,024.25	$1,025.00	$1,025.51	$1,025.00
2050 Fund
Expenses paid per $1,000*†	$1.48	$5.30	$5.30	$3.52	$2.24	$0.97	$0.20	$(0.31)	$0.20
Ending value (after expenses)	$1,023.74	$1,019.96	$1,019.96	$1,021.73	$1,022.99	$1,024.25	$1,025.00	$1,025.51	$1,025.00
2045 Fund
Expenses paid per $1,000*†	$1.53	$5.35	$5.35	$3.57	$2.29	$1.02	$0.26	$(0.26)	$0.26
Ending value (after expenses)	$1,023.69	$1,019.91	$1,019.91	$1,021.68	$1,022.94	$1,024.20	$1,024.95	$1,025.46	$1,024.95
2040 Fund
Expenses paid per $1,000*†	$1.63	$5.45	$5.45	$3.67	$2.40	$1.12	$0.36	$(0.15)	$0.36
Ending value (after expenses)	$1,023.59	$1,019.81	$1,019.81	$1,021.58	$1,022.84	$1,024.10	$1,024.85	$1,025.36	$1,024.85
2035 Fund
Expenses paid per $1,000*†	$1.84	$5.65	$5.65	$3.87	$2.60	$1.33	$0.56	$0.05	$0.56
Ending value (after expenses)	$1,023.39	$1,019.61	$1,019.61	$1,021.37	$1,022.63	$1,023.89	$1,024.65	$1,025.16	$1,024.65
2030 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$3.97	$2.70	$1.43	$0.66	$0.15	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,021.27	$1,022.53	$1,023.79	$1,024.55	$1,025.05	$1,024.55
2025 Fund
Expenses paid per $1,000*†	$1.99	$5.80	$5.80	$4.02	$2.75	$1.48	$0.71	$0.20	$0.71
Ending value (after expenses)	$1,023.24	$1,019.46	$1,019.46	$1,021.22	$1,022.48	$1,023.74	$1,024.50	$1,025.00	$1,024.50
Maturity Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$3.97	$2.70	$1.43	$0.66	$0.15	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,021.27	$1,022.53	$1,023.79	$1,024.55	$1,025.05	$1,024.55

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/22.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365).

RetirementReady® Funds 37

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks.

Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax, and other regulatory developments, and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

38 RetirementReady® Funds

For the portion invested in Putnam Government Money Market Fund, these risks also apply

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest-rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value.

The principal value of each fund is not guaranteed at any time, including at the target date. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government-sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds.

RetirementReady® Funds 39

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam RetirementReady Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares (all funds except for Putnam RetirementReady 2065 Fund) are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and

40 RetirementReady® Funds

Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500® Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

RetirementReady® Funds 41

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, each fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2022, Putnam employees had approximately $537,000,000 and the Trustees had approximately $79,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

42 RetirementReady® Funds

Financial statements

These sections of the report, as well as the accompanying Notes, constitute each fund’s financial statements.

The fund’s portfolio lists each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine each fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds 43

The funds’ portfolios 1/31/22 (Unaudited)

2065 Fund	Shares	Value
Absolute Return Funds (10.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	186	$1,648
Putnam Multi-Asset Absolute Return Fund Class P †††	3,048	31,701
Total Absolute Return Funds (cost $33,600)		$33,349

Asset Allocation Funds (88.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	16,026	$227,890
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,705	50,254
Total Asset Allocation Funds (cost $298,345)		$278,144

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	1,639	$1,639
Total Fixed Income Funds (cost $1,639)		$1,639

TOTAL INVESTMENTS
Total Investments (cost $333,584)		$313,132

* Percentages indicated are based on net assets of $312,766.

2060 Fund	Shares	Value
Absolute Return Funds (10.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	7,662	$68,039
Putnam Multi-Asset Absolute Return Fund Class P †††	89,856	934,499
Total Absolute Return Funds (cost $1,012,322)		$1,002,538

Asset Allocation Funds (88.7%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	453,953	$6,455,216
Putnam Dynamic Asset Allocation Growth Fund Class P †††	93,228	1,732,170
Total Asset Allocation Funds (cost $8,782,824)		$8,187,386

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	48,330	$48,330
Total Fixed Income Funds (cost $48,330)		$48,330

TOTAL INVESTMENTS
Total Investments (cost $9,843,476)		$9,238,254

* Percentages indicated are based on net assets of $9,234,567.

44 RetirementReady® Funds

The funds’ portfolios 1/31/22 (Unaudited) cont.

2055 Fund	Shares	Value
Absolute Return Funds (11.5%)*
Putnam Fixed Income Absolute Return Fund Class P †††	65,155	$578,579
Putnam Multi-Asset Absolute Return Fund Class P †††	411,290	4,277,410
Total Absolute Return Funds (cost $4,943,917)		$4,855,989

Asset Allocation Funds (88.0%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,611,491	$22,915,405
Putnam Dynamic Asset Allocation Growth Fund Class P †††	766,689	14,245,084
Total Asset Allocation Funds (cost $37,507,844)		$37,160,489

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	221,125	$221,125
Total Fixed Income Funds (cost $221,125)		$221,125

TOTAL INVESTMENTS
Total Investments (cost $42,672,886)		$42,237,603

* Percentages indicated are based on net assets of $42,213,015.

2050 Fund	Shares	Value
Absolute Return Funds (12.5%)*
Putnam Fixed Income Absolute Return Fund Class P †††	261,923	$2,325,881
Putnam Multi-Asset Absolute Return Fund Class P †††	934,475	9,718,538
Total Absolute Return Funds (cost $12,403,567)		$12,044,419

Asset Allocation Funds (87.0%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,418,291	$34,388,092
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,651,343	49,261,955
Total Asset Allocation Funds (cost $82,368,075)		$83,650,047

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	502,391	$502,391
Total Fixed Income Funds (cost $502,391)		$502,391

TOTAL INVESTMENTS
Total Investments (cost $95,274,033)		$96,196,857

* Percentages indicated are based on net assets of $96,145,340.

RetirementReady® Funds 45

The funds’ portfolios 1/31/22 (Unaudited) cont.

2045 Fund	Shares	Value
Absolute Return Funds (15.8%)*
Putnam Fixed Income Absolute Return Fund Class P †††	403,526	$3,583,309
Putnam Multi-Asset Absolute Return Fund Class P †††	1,580,548	16,437,702
Total Absolute Return Funds (cost $20,552,455)		$20,021,011

Asset Allocation Funds (82.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	187,707	$3,046,478
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,122,419	15,960,796
Putnam Dynamic Asset Allocation Growth Fund Class P †††	4,613,230	85,713,819
Total Asset Allocation Funds (cost $103,654,571)		$104,721,093

Fixed Income Funds (1.7%)*
Putnam Government Money Market Fund Class G †††	2,110,146	$2,110,146
Total Fixed Income Funds (cost $2,110,146)		$2,110,146

TOTAL INVESTMENTS
Total Investments (cost $126,317,172)		$126,852,250

* Percentages indicated are based on net assets of $126,783,044.

2040 Fund	Shares	Value
Absolute Return Funds (21.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,102,863	$9,793,419
Putnam Multi-Asset Absolute Return Fund Class P †††	3,275,277	34,062,877
Total Absolute Return Funds (cost $45,570,509)		$43,856,296

Asset Allocation Funds (75.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,123,278	$34,460,808
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,248,796	116,102,636
Total Asset Allocation Funds (cost $145,810,925)		$150,563,444

Fixed Income Funds (2.9%)*
Putnam Government Money Market Fund Class G †††	5,797,201	$5,797,201
Total Fixed Income Funds (cost $5,797,201)		$5,797,201

TOTAL INVESTMENTS
Total Investments (cost $197,178,635)		$200,216,941

* Percentages indicated are based on net assets of $200,084,150.

46 RetirementReady® Funds

The funds’ portfolios 1/31/22 (Unaudited) cont.

2035 Fund	Shares	Value
Absolute Return Funds (30.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,950,492	$17,320,372
Putnam Multi-Asset Absolute Return Fund Class P †††	3,739,843	38,894,367
Total Absolute Return Funds (cost $58,185,416)		$56,214,739

Asset Allocation Funds (65.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	4,975,318	$80,749,411
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	163,948	1,857,526
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,152,681	39,996,804
Total Asset Allocation Funds (cost $121,567,875)		$122,603,741

Fixed Income Funds (3.9%)*
Putnam Government Money Market Fund Class G †††	7,266,401	$7,266,401
Total Fixed Income Funds (cost $7,266,401)		$7,266,401

TOTAL INVESTMENTS
Total Investments (cost $187,019,692)		$186,084,881

* Percentages indicated are based on net assets of $185,938,804.

2030 Fund	Shares	Value
Absolute Return Funds (40.3%)*
Putnam Fixed Income Absolute Return Fund Class P †††	4,119,414	$36,580,398
Putnam Multi-Asset Absolute Return Fund Class P †††	6,116,269	63,609,196
Total Absolute Return Funds (cost $104,496,979)		$100,189,594

Asset Allocation Funds (54.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	6,959,565	$112,953,747
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	2,048,213	23,206,258
Total Asset Allocation Funds (cost $134,120,040)		$136,160,005

Fixed Income Funds (5.1%)*
Putnam Government Money Market Fund Class G †††	12,708,026	$12,708,026
Total Fixed Income Funds (cost $12,708,026)		$12,708,026

TOTAL INVESTMENTS
Total Investments (cost $251,325,045)		$249,057,625

* Percentages indicated are based on net assets of $248,780,817.

RetirementReady® Funds 47

The funds’ portfolios 1/31/22 (Unaudited) cont.

2025 Fund	Shares	Value
Absolute Return Funds (51.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	4,860,272	$43,159,218
Putnam Multi-Asset Absolute Return Fund Class P †††	5,662,497	58,889,974
Total Absolute Return Funds (cost $104,873,793)		$102,049,192

Asset Allocation Funds (42.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,193,222	$35,596,001
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	4,386,284	49,696,601
Total Asset Allocation Funds (cost $88,388,382)		$85,292,602

Fixed Income Funds (6.1%)*
Putnam Government Money Market Fund Class G †††	12,135,615	$12,135,615
Total Fixed Income Funds (cost $12,135,615)		$12,135,615

TOTAL INVESTMENTS
Total Investments (cost $205,397,790)		$199,477,409

* Percentages indicated are based on net assets of $199,291,637.

Maturity Fund	Shares	Value
Absolute Return Funds (60.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	9,561,218	$84,903,614
Putnam Multi-Asset Absolute Return Fund Class P †††	8,087,148	84,106,340
Total Absolute Return Funds (cost $176,123,320)		$169,009,954

Asset Allocation Funds (33.3%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	8,193,994	$92,837,950
Total Asset Allocation Funds (cost $91,464,254)		$92,837,950

Fixed Income Funds (6.1%)*
Putnam Government Money Market Fund Class G †††	16,870,576	$16,870,576
Total Fixed Income Funds (cost $16,870,576)		$16,870,576

TOTAL INVESTMENTS
Total Investments (cost $284,458,150)		$278,718,480

* Percentages indicated are based on net assets of $278,430,720.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2021 through January 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

48 RetirementReady® Funds

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$313,132	$—	$—	$313,132
2060 Fund	9,238,254	—	—	9,238,254
2055 Fund	42,237,603	—	—	42,237,603
2050 Fund	96,196,857	—	—	96,196,857
2045 Fund	126,852,250	—	—	126,852,250
2040 Fund	200,216,941	—	—	200,216,941
2035 Fund	186,084,881	—	—	186,084,881
2030 Fund	249,057,625	—	—	249,057,625
2025 Fund	199,477,409	—	—	199,477,409
Maturity Fund	278,718,480	—	—	278,718,480

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 49

Statement of assets and liabilities 1/31/22 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$313,132	$9,238,254	$42,237,603	$96,196,857	$126,852,250
Cash	—	—	—	1	4
Receivable for income distributions
from underlying Putnam fund shares	—	2	2	3	16
Receivable for shares of the fund sold	—	84,663	190,180	3,361	72,377
Receivable for investments sold	—	27,841	35,888	41,795	19,447
Receivable from Manager (Note 2)	133,352	3,791	14,870	32,566	39,997
Total assets	446,484	9,354,551	42,478,543	96,274,583	126,984,091

LIABILITIES
Payable to custodian	—	—	1	—	—
Payable for shares of the
fund repurchased	—	27,840	35,888	41,795	19,447
Payable for investments purchased	—	84,663	190,182	3,365	72,395
Payable for investor servicing
fees (Note 2)	79	2,173	12,934	29,318	38,287
Payable for distribution fees (Note 2)	341	1,706	9,127	12,400	17,415
Payable for auditing and tax fee	18	610	3,212	7,640	9,756
Payable for offering costs (Note 1)	132,514	—	—	—	—
Other accrued expenses	766	2,992	14,184	34,725	43,747
Total liabilities	133,718	119,984	265,528	129,243	201,047

Net assets	$312,766	$9,234,567	$42,213,015	$96,145,340	$126,783,044

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$317,804	$9,304,002	$40,831,880	$90,488,948	$120,722,267
Total distributable earnings (Note 1)	(5,038)	(69,435)	1,381,135	5,656,392	6,060,777
Total - Representing net assets
applicable to capital outstanding	$312,766	$9,234,567	$42,213,015	$96,145,340	$126,783,044

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$29,090	$970,764	$4,706,830	$7,458,036	$12,766,047
Number of shares outstanding	2,737	80,226	389,392	374,318	599,180
Net asset value and redemption price	$10.63	$12.10	$12.09	$19.92	$21.31
Offering price per class A share
(100/94.25 of Class A net asset value)*	$11.28	$12.84	$12.83	$21.14	$22.61

(Continued on next page)

50 RetirementReady® Funds

Statement of assets and liabilities 1/31/22 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class B
Net Assets	N/A	$16,788	$74,169	$216,380	$465,218
Number of shares outstanding	N/A	1,395	6,199	11,106	25,278
Net asset value and offering price***	N/A	$12.04†	$11.97†	$19.48	$18.40
Computation of net asset value and offering price Class C
Net Assets	$174,001	$309,803	$1,116,237	$939,546	$919,553
Number of shares outstanding	16,453	25,995	95,617	49,229	50,012
Net asset value and offering price***	$10.58	$11.92	$11.67	$19.09	$18.39
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,181	$17,288	$29,802	$476,606	$74,728
Number of shares outstanding	1,052	1,419	2,397	24,512	3,321
Net asset value, offering price
and redemption value	$10.63	$12.18	$12.43	$19.44	$22.50
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,211	$39,019	$2,907,994	$2,215,733	$3,644,519
Number of shares outstanding	1,054	3,208	238,735	111,610	133,305
Net asset value, offering price
and redemption value	$10.64	$12.16	$12.18	$19.85	$27.34
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$11,241	$34,818	$337,849	$155,426	$853,218
Number of shares outstanding	1,056	2,861	27,720	7,822	31,201
Net asset value, offering price
and redemption value	$10.64	$12.17	$12.19	$19.87	$27.35
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,259	$11,252	$11,207	$11,151	$11,049
Number of shares outstanding	1,058	924	919	562	404
Net asset value, offering price
and redemption value	$10.64	$12.17†	$12.19	$19.86†	$27.35
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$53,524	$1,649,128	$6,059,436	$10,438,787	$11,312,450
Number of shares outstanding	5,029	135,435	497,046	525,620	413,557
Net asset value, offering price
and redemption value	$10.64	$12.18	$12.19	$19.86	$27.35
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$11,259	$6,185,707	$26,969,491	$74,233,675	$96,736,262
Number of shares outstanding	1,058	509,878	2,206,374	3,739,925	3,535,455
Net asset value, offering price
and redemption value	$10.64	$12.13	$12.22	$19.85	$27.36
Cost of investments (Note 1)	$333,584	$9,843,476	$42,672,886	$95,274,033	$126,317,172

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 51

Statement of assets and liabilities 1/31/22 (Unaudited) cont.

					Maturity
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$200,216,941	$186,084,881	$249,057,625	$199,477,409	$278,718,480
Cash	—	—	—	10	991
Receivable for income distributions
from underlying Putnam fund shares	49	60	106	101	142
Receivable for shares of the fund sold	13,792	522,219	188,466	435,169	125,747
Receivable for investments sold	104,727	133,342	99,797	581,667	456,632
Receivable from Manager (Note 2)	50,612	29,439	20,845	8,957	21,105
Total assets	200,386,121	186,769,941	249,366,839	200,503,313	279,323,097

LIABILITIES
Payable to custodian	4	1	2	—	—
Payable for shares of the
fund repurchased	104,727	133,342	99,797	581,667	456,632
Payable for investments purchased	13,841	522,282	244,288	435,273	125,891
Payable for investor servicing
fees (Note 2)	61,983	56,938	78,321	63,169	89,417
Payable for distribution fees (Note 2)	20,567	28,444	28,932	29,290	31,175
Payable for auditing and tax fee	16,261	14,703	20,229	16,235	23,358
Other accrued expenses	84,588	75,427	114,453	86,042	165,904
Total liabilities	301,971	831,137	586,022	1,211,676	892,377

Net assets	$200,084,150	$185,938,804	$248,780,817	$199,291,637	$278,430,720

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$186,831,568	$183,853,089	$251,765,150	$210,083,162	$300,277,175
Total distributable earnings (Note 1)	13,252,582	2,085,715	(2,984,333)	(10,791,525)	(21,846,455)
Total - Representing net assets
applicable to capital outstanding	$200,084,150	$185,938,804	$248,780,817	$199,291,637	$278,430,720

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$17,218,085	$22,737,837	$23,489,063	$25,272,814	$27,971,837
Number of shares outstanding	740,521	1,010,460	1,089,468	1,201,587	1,676,607
Net asset value and redemption price	$23.25	$22.50	$21.56	$21.03	$16.68
Offering price per class A share
(100/94.25 of Class A net asset value)*	$24.67	$23.87	$22.88	$22.31	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$17.38

(Continued on next page)

52 RetirementReady® Funds

Statement of assets and liabilities 1/31/21 (Unaudited) cont.

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value and offering price Class B
Net Assets	$350,260	$333,153	$226,507	$303,172	$436,986
Number of shares outstanding	17,116	16,641	11,235	15,736	26,911
Net asset value and offering price***	$20.46	$20.02	$20.16	$19.27	$16.24
Computation of net asset value and offering price Class C
Net Assets	$894,060	$1,188,485	$1,069,643	$1,402,483	$1,306,223
Number of shares outstanding	44,878	60,044	53,830	73,669	80,205
Net asset value and offering price***	$19.92	$19.79	$19.87	$19.04	$16.29
Computation of net asset value, offering price and redemption price Class R
Net Assets	$153,857	$536,494	$405,665	$710,594	$711,918
Number of shares outstanding	6,272	25,140	20,350	36,569	42,722
Net asset value, offering price
and redemption value	$24.53	$21.34	$19.93	$19.43	$16.66
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$3,562,522	$5,736,239	$5,771,991	$3,697,308	$2,022,060
Number of shares outstanding	125,012	208,980	227,947	176,051	120,769
Net asset value, offering price
and redemption value	$28.50	$27.45	$25.32	$21.00	$16.74
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$724,920	$751,316	$2,809,888	$1,312,069	$221,670
Number of shares outstanding	25,441	27,382	110,991	62,560	13,237
Net asset value, offering price
and redemption value	$28.49	$27.44	$25.32	$20.97	$16.75
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,896	$10,698	$10,476	$10,244	$10,039
Number of shares outstanding	382	390	414	488	600
Net asset value, offering price
and redemption value	$28.49†	$27.44†	$25.32†	$20.97†	$16.74†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$14,500,988	$16,898,364	$18,100,860	$10,767,708	$4,221,452
Number of shares outstanding	508,943	615,690	714,886	513,338	252,132
Net asset value, offering price
and redemption value	$28.49	$27.45	$25.32	$20.98	$16.74
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$162,668,562	$137,746,218	$196,896,724	$155,815,245	$241,528,535
Number of shares outstanding	5,720,107	5,023,634	7,791,679	7,437,816	14,422,650
Net asset value, offering price
and redemption value	$28.44	$27.42	$25.27	$20.95	$16.75
Cost of investments (Note 1)	$197,178,635	$187,019,692	$251,325,045	$205,397,790	$284,458,150

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 53

Statement of operations Six months ended 1/31/22 (Unaudited)

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$2,133	$79,406	$474,586	$1,281,930	$1,835,185

EXPENSES
Compensation of Manager (Note 2)	623	20,841	107,567	250,886	314,323
Investor servicing fees (Note 2)	143	4,004	24,297	56,729	73,268
Distribution fees (Note 2)	581	2,928	16,227	22,019	29,529
Blue sky expense	15,573	39,772	39,932	40,785	40,213
Amortization of offering costs (Note 1)	56,636	--	--	--	--
Other	908	2,009	6,184	11,702	14,049
Fees waived and reimbursed
by Manager (Note 2)	(73,832)	(65,681)	(170,203)	(343,774)	(416,862)
Total expenses	632	3,873	24,004	38,347	54,520

Net investment income	1,501	75,533	450,582	1,243,583	1,780,665

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	2,790	205,245	1,228,578	3,330,842	3,398,731
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	22,993	835,480	4,351,168	10,123,720	12,335,846
Total net realized gain	25,783	1,040,725	5,579,746	13,454,562	15,734,577
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	(33,995)	(1,242,704)	(6,451,593)	(15,566,476)	(18,697,721)
Total change in net depreciation	(33,995)	(1,242,704)	(6,451,593)	(15,566,476)	(18,697,721)

Net loss on investments	(8,212)	(201,979)	(871,847)	(2,111,914)	(2,963,144)

Net decrease in net assets resulting
from operations	$(6,711)	$(126,446)	$(421,265)	$(868,331)	$(1,182,479)

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds

Statement of operations Six months ended 1/31/22 (Unaudited) cont.

					Maturity
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$2,904,442	$2,152,493	$2,728,890	$2,584,443	$4,353,762

EXPENSES
Compensation of Manager (Note 2)	513,262	454,978	612,942	481,718	678,058
Investor servicing fees (Note 2)	121,689	110,597	154,320	124,354	179,774
Distribution fees (Note 2)	34,107	47,175	48,260	47,958	50,621
Blue sky expense	40,296	40,348	40,792	40,607	43,062
Other	21,285	18,629	24,041	17,180	23,480
Fees waived and reimbursed
by Manager (Note 2)	(632,319)	(531,314)	(665,265)	(520,463)	(737,864)
Total expenses	98,320	140,413	215,090	191,354	237,131

Net investment income	2,806,122	2,012,080	2,513,800	2,393,089	4,116,631

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	7,443,599	4,059,712	4,718,761	2,530,863	(490,903)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	18,006,738	13,372,840	13,084,941	6,047,051	3,847,365
Total net realized gain	25,450,337	17,432,552	17,803,702	8,577,914	3,356,462
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(29,782,530)	(21,081,665)	(22,579,577)	(13,020,737)	(10,747,781)
Total change in net depreciation	(29,782,530)	(21,081,665)	(22,579,577)	(13,020,737)	(10,747,781)

Net loss on investments	(4,332,193)	(3,649,113)	(4,775,875)	(4,442,823)	(7,391,319)

Net decrease in net assets resulting
from operations	$(1,526,071)	$(1,637,033)	$(2,262,075)	$(2,049,734)	$(3,274,688)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 55

Statement of changes in net assets

		For the period 1/4/21
		(commencement of
2065 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/22*	operations) to 7/31/21*
Operations
Net investment income (loss)	$1,501	$(223)
Net realized gain of underlying Putnam fund shares	25,783	492
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(33,995)	13,543
Net increase (decrease) in net assets resulting
from operations	(6,711)	13,812
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,391)	—
Class C	(4,486)	—
Class R	(537)	—
Class R3	(564)	—
Class R4	(591)	—
Class R5	(608)	—
Class R6	(2,590)	—
Class Y	(608)	—
Net realized short-term gain on investments
Class A	(92)	—
Class C	(313)	—
Class R	(39)	—
Class R3	(39)	—
Class R4	(39)	—
Class R5	(39)	—
Class R6	(164)	—
Class Y	(39)	—
Increase from capital share transactions (Note 4)	148,062	89,742
Total increase in net assets	129,212	103,554

NET ASSETS
Beginning of period (Note 6)	183,554	80,000
End of period	$312,766	$183,554

* Unaudited

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$75,533	$24,372
Net realized gain of underlying Putnam fund shares	1,040,725	706,357
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(1,242,704)	392,258
Net increase (decrease) in net assets resulting
from operations	(126,446)	1,122,987
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(48,917)	(1,046)
Class B	(719)	—
Class C	(13,981)	—
Class R	(813)	(53)
Class R3	(2,024)	—
Class R4	(1,751)	—
Class R5	(598)	—
Class R6	(87,340)	(10,094)
Class Y	(272,528)	(16,869)
Net realized short-term gain on investments
Class A	(7,403)	(4,846)
Class B	(132)	(137)
Class C	(2,429)	(1,600)
Class R	(134)	(108)
Class R3	(315)	—
Class R4	(262)	—
Class R5	(87)	—
Class R6	(12,460)	(8,226)
Class Y	(39,300)	(13,618)
From net realized long-term gain on investments
Class A	(63,655)	(9,858)
Class B	(1,139)	(277)
Class C	(20,881)	(3,256)
Class R	(1,155)	(219)
Class R3	(2,710)	—
Class R4	(2,250)	—
Class R5	(747)	—
Class R6	(107,137)	(16,731)
Class Y	(337,905)	(27,701)
Increase from capital share transactions (Note 4)	3,878,821	2,545,294
Total increase in net assets	2,723,603	3,553,642

NET ASSETS
Beginning of period	6,510,964	2,957,322
End of period	$9,234,567	$6,510,964

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 57

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$450,582	$176,750
Net realized gain of underlying Putnam fund shares	5,579,746	2,692,037
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(6,451,593)	4,481,562
Net increase (decrease) in net assets resulting
from operations	(421,265)	7,350,349
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(237,999)	(20,651)
Class B	(3,783)	—
Class C	(49,654)	(1,930)
Class R	(598)	(1,014)
Class R3	(148,241)	—
Class R4	(17,051)	—
Class R5	(586)	—
Class R6	(315,790)	(73,217)
Class Y	(1,397,058)	(158,718)
From net realized long-term gain on investments
Class A	(317,792)	—
Class B	(6,127)	—
Class C	(78,090)	—
Class R	(1,916)	—
Class R3	(204,164)	—
Class R4	(22,474)	—
Class R5	(750)	—
Class R6	(396,353)	—
Class Y	(1,777,722)	—
Increase from capital share transactions (Note 4)	11,481,626	4,959,355
Total increase in net assets	6,084,213	12,054,174

NET ASSETS
Beginning of period	36,128,802	24,074,628
End of period	$42,213,015	$36,128,802

* Unaudited

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds

Statement of changes in net assets cont.

2050 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$1,243,583	$503,295
Net realized gain of underlying Putnam fund shares	13,454,562	4,798,399
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(15,566,476)	13,126,441
Net increase (decrease) in net assets resulting
from operations	(868,331)	18,428,135
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(368,100)	(506)
Class B	(8,680)	(1,553)
Class C	(40,364)	(6,540)
Class R	(20,853)	(7,174)
Class R3	(181,065)	—
Class R4	(7,603)	—
Class R5	(580)	—
Class R6	(569,268)	(168,163)
Class Y	(3,824,139)	(810,568)
From net realized long-term gain on investments		-
Class A	(399,670)	—
Class B	(12,066)	—
Class C	(52,842)	—
Class R	(26,122)	—
Class R3	(203,079)	—
Class R4	(8,232)	—
Class R5	(601)	—
Class R6	(578,011)	—
Class Y	(3,943,437)	—
Increase from capital share transactions (Note 4)	16,792,676	7,078,495
Total increase in net assets	5,679,633	24,512,126

NET ASSETS
Beginning of period	90,465,707	65,953,581
End of period	$96,145,340	$90,465,707

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 59

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$1,780,665	$618,288
Net realized gain of underlying Putnam fund shares	15,734,577	5,032,936
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(18,697,721)	15,585,210
Net increase (decrease) in net assets resulting
from operations	(1,182,479)	21,236,434
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(712,068)	(804)
Class B	(27,603)	(1,412)
Class C	(53,176)	(3,402)
Class R	(3,177)	(1,584)
Class R3	(173,897)	—
Class R4	(39,024)	—
Class R5	(524)	—
Class R6	(547,347)	(106,179)
Class Y	(4,494,648)	(596,382)
Net realized short-term gain on investments
Class A	(1,560)	—
Class B	(68)	—
Class C	(132)	—
Class R	(9)	—
Class R3	(399)	—
Class R4	(85)	—
Class R5	(1)	—
Class R6	(1,126)	—
Class Y	(9,410)	—
From net realized long-term gain on investments
Class A	(735,994)	(40,951)
Class B	(32,146)	(1,386)
Class C	(62,133)	(2,710)
Class R	(4,109)	(599)
Class R3	(188,411)	—
Class R4	(39,927)	—
Class R5	(520)	—
Class R6	(531,204)	(22,284)
Class Y	(4,438,192)	(123,140)
Increase from capital share transactions (Note 4)	25,275,848	11,034,851
Total increase in net assets	11,996,479	31,370,452

NET ASSETS
Beginning of period	114,786,565	83,416,113
End of period	$126,783,044	$114,786,565

* Unaudited

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds

Statement of changes in net assets cont.

2040 Fund — INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$2,806,122	$1,307,635
Net realized gain of underlying Putnam fund shares	25,450,337	5,042,903
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(29,782,530)	28,635,174
Net increase (decrease) in net assets resulting
from operations	(1,526,071)	34,985,712
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(879,785)	(871)
Class B	(17,995)	(6,902)
Class C	(45,729)	(10,891)
Class R	(2,063)	(5,924)
Class R3	(153,759)	—
Class R4	(30,735)	—
Class R5	(489)	—
Class R6	(655,946)	(299,775)
Class Y	(7,329,464)	(2,455,834)
From net realized long-term gain on investments
Class A	(812,414)	—
Class B	(20,325)	—
Class C	(47,466)	—
Class R	(3,250)	—
Class R3	(151,663)	—
Class R4	(28,339)	—
Class R5	(432)	—
Class R6	(567,379)	—
Class Y	(6,471,817)	—
Increase (decrease) from capital share
transactions (Note 4)	18,104,702	(3,573,725)
Total increase (decrease) in net assets	(640,419)	28,631,790

NET ASSETS
Beginning of period	200,724,569	172,092,779
End of period	$200,084,150	$200,724,569

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 61

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$2,012,080	$1,335,631
Net realized gain of underlying Putnam fund shares	17,432,552	7,247,501
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(21,081,665)	15,455,547
Net increase (decrease) in net assets resulting
from operations	(1,637,033)	24,038,679
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,211,154)	(1,225)
Class B	(16,990)	(1,515)
Class C	(62,392)	(3,986)
Class R	(25,989)	(5,707)
Class R3	(264,792)	—
Class R4	(33,118)	—
Class R5	(492)	—
Class R6	(793,437)	(183,153)
Class Y	(6,323,504)	(1,177,466)
Net realized short-term gain on investments
Class A	(912)	—
Class B	(15)	—
Class C	(53)	—
Class R	(22)	—
Class R3	(212)	—
Class R4	(25)	—
Class R5	—**	—
Class R6	(561)	—
Class Y	(4,553)	—
From net realized long-term gain on investments
Class A	(1,248,546)	—
Class B	(20,367)	—
Class C	(72,693)	—
Class R	(30,751)	—
Class R3	(290,001)	—
Class R4	(33,810)	—
Class R5	(486)	—
Class R6	(767,643)	—
Class Y	(6,232,453)	—
Increase from capital share transactions (Note 4)	28,182,788	6,657,382
Total increase in net assets	9,110,784	29,323,009

NET ASSETS
Beginning of period	176,828,020	147,505,011
End of period	$185,938,804	$176,828,020

* Unaudited

** Amount represents less than $1.

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds

Statement of changes in net assets cont.

2030 Fund — INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$2,513,800	$2,220,956
Net realized gain of underlying Putnam fund shares	17,803,702	5,251,662
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(22,579,577)	17,994,244
Net increase (decrease) in net assets resulting
from operations	(2,262,075)	25,466,862
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,102,822)	(1,400)
Class B	(9,034)	(1,422)
Class C	(43,391)	(12,957)
Class R	(22,071)	(8,340)
Class R3	(268,963)	—
Class R4	(113,179)	—
Class R5	(438)	—
Class R6	(773,535)	(371,862)
Class Y	(8,334,480)	(2,755,622)
From net realized long-term gain on investments
Class A	(1,023,976)	—
Class B	(10,630)	—
Class C	(49,836)	—
Class R	(22,515)	—
Class R3	(265,814)	—
Class R4	(103,850)	—
Class R5	(387)	—
Class R6	(667,454)	—
Class Y	(7,347,980)	—
Increase from capital share transactions (Note 4)	18,058,026	2,012,444
Total increase (decrease) in net assets	(4,364,404)	24,327,703

NET ASSETS
Beginning of period	253,145,221	228,817,518
End of period	$248,780,817	$253,145,221

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 63

Statement of changes in net assets cont.

2025 Fund — INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$2,393,089	$1,734,646
Net realized gain of underlying Putnam fund shares	8,577,914	5,507,807
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(13,020,737)	4,828,354
Net increase (decrease) in net assets resulting
from operations	(2,049,734)	12,070,807
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(752,204)	(70,448)
Class B	(7,562)	(2,296)
Class C	(36,980)	(20,259)
Class R	(19,159)	(1,245)
Class R3	(104,842)	—
Class R4	(39,301)	—
Class R5	(325)	—
Class R6	(350,123)	(240,616)
Class Y	(5,032,790)	(2,180,711)
From net realized long-term gain on investments
Class A	(902,644)	(240,044)
Class B	(12,400)	(3,738)
Class C	(60,141)	(22,457)
Class R	(26,252)	(1,324)
Class R3	(141,940)	—
Class R4	(46,113)	—
Class R5	(361)	—
Class R6	(377,790)	(118,378)
Class Y	(5,590,421)	(1,055,923)
Increase from capital share transactions (Note 4)	10,447,130	23,919,428
Total increase (decrease) in net assets	(5,103,952)	32,032,796

NET ASSETS
Beginning of period	204,395,589	172,362,793
End of period	$199,291,637	$204,395,589

* Unaudited

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds

Statement of changes in net assets cont.

Maturity Fund —INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/22*	Year ended 7/31/21
Operations
Net investment income	$4,116,631	$3,114,431
Net realized gain of underlying Putnam fund shares	3,356,462	2,862,790
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(10,747,781)	4,423,613
Net increase (decrease) in net assets resulting
from operations	(3,274,688)	10,400,834
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(542,022)	(608,213)
Class B	(7,215)	(5,165)
Class C	(22,418)	(13,659)
Class R	(12,388)	(10,334)
Class R3	(38,522)	(13,646)
Class R4	(4,315)	(1,628)
Class R5	(204)	(71)
Class R6	(90,254)	(112,932)
Class Y	(5,045,603)	(3,551,978)
From net realized long-term gain on investments
Class A	(301,741)	(71,971)
Class B	(4,929)	(1,733)
Class C	(15,434)	(4,947)
Class R	(7,663)	(2,181)
Class R3	(22,316)	—
Class R4	(2,359)	—
Class R5	(107)	—
Class R6	(46,706)	(20,612)
Class Y	(2,638,840)	(578,833)
Increase (decrease) from capital share
transactions (Note 4)	(12,674,229)	184,227,854
Total increase (decrease) in net assets	(24,751,953)	189,630,785

NET ASSETS
Beginning of period	303,182,673	113,551,888
End of period	$278,430,720	$303,182,673

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$11.34	.11	(.19)	(.08)	(.59)	(.04)	(.63)	$10.63	(.94)*	$29	.15*	.93*	10*
July 31, 2021∆	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
January 31, 2022**	$11.29	.05	(.16)	(.11)	(.56)	(.04)	(.60)	$10.58	(1.28)*	$174	.53*	.41*	10*
July 31, 2021∆	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90*	84	.61*	(.60)*	7*
Class R
January 31, 2022**	$11.32	.08	(.19)	(.11)	(.54)	(.04)	(.58)	$10.63	(1.25)*	$11	.35*	.68*	10*
July 31, 2021∆	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
January 31, 2022**	$11.33	.09	(.18)	(.09)	(.56)	(.04)	(.60)	$10.64	(1.02)*	$11	.22*	.81*	10*
July 31, 2021∆	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30*	11	.26*	(.25)*	7*
Class R4
January 31, 2022**	$11.35	.11	(.19)	(.08)	(.59)	(.04)	(.63)	$10.64	(.97)*	$11	.10 *	.93*	10*
July 31, 2021∆	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50*	11	.12*	(.11)*	7*
Class R5
January 31, 2022**	$11.36	.12	(.19)	(.07)	(.61)	(.04)	(.65)	$10.64	(.92)*	$11	.02*	1.01*	10*
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*
Class R6
January 31, 2022**	$11.36	.10	(.16)	(.06)	(.62)	(.04)	(.66)	$10.64	(.82)*	$54	(.03)*	.85*	10*
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*
Class Y
January 31, 2022**	$11.36	.12	(.19)	(.07)	(.61)	(.04)	(.65)	$10.64	(.92)*	$11	.02*	1.01*	10*
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$13.89	.12	(.17)	(.05)	(.71)	(1.03)	(1.74)	$12.10	(1.00)*	$971	.15*	.90*	23*
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34[g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
July 31, 2017	9.83	.04	1.43	1.47	(.09)	(.10)	(.19)	11.11	15.19	77.40		.39	15
Class B
January 31, 2022**	$13.75	.07	(.17)	(.10)	(.58)	(1.03)	(1.61)	$12.04	(1.31)*	$17	.53*	.52*	23*
July 31, 2021	10.96	(.04)	3.10	3.06	—	(.27)	(.27)	13.75	28.20	17	1.09[g]	(.29)	73
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16[g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
July 31, 2017	9.79	(.01)	1.39	1.38	(.02)	(.10)	(.12)	11.05	14.23	14	1.15	(.14)	15
Class C
January 31, 2022**	$13.67	.07	(.17)	(.10)	(.62)	(1.03)	(1.65)	$11.92	(1.36)*	$310	.53*	.53*	23*
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09[g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
July 31, 2017	9.79	(.02)	1.40	1.38	(.04)	(.10)	(.14)	11.03	14.32	52	1.15	(.19)	15
Class R
January 31, 2022**	$13.94	.10	(.18)	(.08)	(.65)	(1.03)	(1.68)	$12.18	(1.18)*	$17	.35*	.69*	23*
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17	.68[g]	.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66[g]	.59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
July 31, 2017	9.82	.04	1.40	1.44	(.06)	(.10)	(.16)	11.10	14.83	13.65		.36	15
Class R3
January 31, 2022**	$13.94	.12	(.18)	(.06)	(.69)	(1.03)	(1.72)	$12.16	(1.06)*	$39	.22*	.85*	23*
July 31, 2021∆	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*g	(.25)*	73
Class R4
January 31, 2022**	$13.96	.13	(.17)	(.04)	(.72)	(1.03)	(1.75)	$12.17	(.93)*	$35	.10*	.97*	23*
July 31, 2021∆	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*g	(.11)*	73
Class R5
January 31, 2022**	$13.97	.14	(.17)	(.03)	(.74)	(1.03)	(1.77)	$12.17	(.87)*	$11	.02*	1.02*	23*
July 31, 2021∆	12.31	—[f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*g	(.02)*	73

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights cont.

2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$13.98	.15	(.17)	(.02)	(.75)	(1.03)	(1.78)	$12.18	(.76)*	$1,649	(.03)*	1.06*	23*
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01[g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
July 31, 2017 †	9.86	.07	1.41	1.48	(.09)	(.10)	(.19)	11.15	15.31*	80	.05*	.69*	15
Class Y
January 31, 2022**	$13.94	.14	(.18)	(.04)	(.74)	(1.03)	(1.77)	$12.13	(.90)*	$6,186	.02*	1.01*	23*
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09[g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16[g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63
July 31, 2017	9.85	.06	1.43	1.49	(.10)	(.10)	(.20)	11.14	15.41	24.15		.60	15

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds	RetirementReady® Funds 71

Financial highlights (For a common share outstanding throughout the period)

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$13.76	.14	(.20)	(.06)	(.69)	(.92)	(1.61)	$12.09	(.98)*	$4,707	.15*	1.05*	14*
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34[g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
July 31, 2017	10.46	.05	1.52	1.57	(.09)	(.02)	(.11)	11.92	15.08	10,030.45		.49	30
Class B
January 31, 2022**	$13.56	.08	(.18)	(.10)	(.57)	(.92)	(1.49)	$11.97	(1.26)*	$74	.53*	.57*	14*
July 31, 2021	10.67	(.04)	2.93	2.89	—	—	—	13.56	27.09	103	1.09[g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18[g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
July 31, 2017	10.37	(.02)	1.49	1.47	(.01)	(.02)	(.03)	11.81	14.17	98	1.20	(.21)	30
Class C
January 31, 2022**	$13.29	.08	(.19)	(.11)	(.59)	(.92)	(1.51)	$11.67	(1.39)*	$1,116	.53*	.62*	14*
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09[g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	.53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
July 31, 2017	10.25	(.02)	1.46	1.44	(.01)	(.02)	(.03)	11.66	14.11	812	1.20	(.19)	30
Class R
January 31, 2022**	$13.74	.03	(.13)	(.10)	(.29)	(.92)	(1.21)	$12.43	(1.15)*	$30	.35*	.18*	14*
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68[g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
July 31, 2017	10.42	.06	1.46	1.52	(.06)	(.02)	(.08)	11.86	14.68	253.70		.55	30
Class R3
January 31, 2022**	$13.84	.13	(.20)	(.07)	(.67)	(.92)	(1.59)	$12.18	(1.05)*	$2,908	.22*	.93*	14*
July 31, 2021∆	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80 *	2,945	.26*g	(.24)*	39
Class R4
January 31, 2022**	$13.86	.15	(.20)	(.05)	(.70)	(.92)	(1.62)	$12.19	(.91)*	$338	.10*	1.08*	14*
July 31, 2021∆	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*g	(.10)*	39
Class R5
January 31, 2022**	$13.87	.16	(.20)	(.04)	(.72)	(.92)	(1.64)	$12.19	(.83)*	$11	.02*	1.15*	14*
July 31, 2021∆	12.27	—[f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*g	(.01)*	39

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds	RetirementReady® Funds 73

Financial highlights cont.

2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$13.88	.16	(.20)	(.04)	(.73)	(.92)	(1.65)	$12.19	(.81)*	$6,059	(.03)*	1.17*	14*
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	—[g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
July 31, 2017 †	10.55	.11	1.49	1.60	(.10)	(.02)	(.12)	12.03	15.23*	3,339	.05*	.96*	30
Class Y
January 31, 2022**	$13.91	.16	(.21)	(.05)	(.72)	(.92)	(1.64)	$12.22	(.88)*	$26,969	.02*	1.17*	14*
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09[g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34
July 31, 2017	10.53	.08	1.52	1.60	(.10)	(.02)	(.12)	12.01	15.36	2,583.20		.67	30

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds	RetirementReady® Funds 75

Financial highlights (For a common share outstanding throughout the period)

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$22.32	.26	(.37)	(.11)	(1.10)	(1.19)	(2.29)	$19.92	(.96)*	$7,458	.15*	1.15*	15*
July 31, 2021	17.62	.03	4.67	4.70	—[f]	—	—[f]	22.32	26.68	7,601	.34[g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
July 31, 2017	17.05	.09	2.38	2.47	(.11)	—	(.11)	19.41	14.58	43,088.41		.48	37
Class B
January 31, 2022**	$21.72	.13	(.32)	(.19)	(.86)	(1.19)	(2.05)	$19.48	(1.31)*	$216	.52*	.62*	15*
July 31, 2021	17.36	(.05)	4.51	4.46	(.10)	—	(.10)	21.72	25.76	316	1.09[g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17[g]	.55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
July 31, 2017	16.81	(.04)	2.36	2.32	—	—	—	19.13	13.80	470	1.16	(.24)	37
Class C
January 31, 2022**	$21.37	.14	(.32)	(.18)	(.91)	(1.19)	(2.10)	$19.09	(1.28)*	$940	.52*	.67*	15*
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09[g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	.52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
July 31, 2017	16.65	(.05)	2.35	2.30	—	—	—	18.95	13.81	868	1.16	(.27)	37
Class R
January 31, 2022**	$21.74	.17	(.33)	(.16)	(.95)	(1.19)	(2.14)	$19.44	(1.17)*	$477	.35*	.77*	15*
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67[g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
July 31, 2017	16.86	.12	2.29	2.41	(.07)	—	(.07)	19.20	14.34	731.66		.69	37
Class R3
January 31, 2022**	$22.23	.27	(.40)	(.13)	(1.06)	(1.19)	(2.25)	$19.85	(1.02)*	$2,216	.22*	1.21*	15*
July 31, 2021∆	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*g	(.22)*	33
Class R4
January 31, 2022**	$22.26	.25	(.35)	(.10)	(1.10)	(1.19)	(2.29)	$19.87	(.90)*	$155	.10*	1.11*	15*
July 31, 2021∆	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*g	(.08)*	33
Class R5
January 31, 2022**	$22.28	.29	(.37)	(.08)	(1.15)	(1.19)	(2.34)	$19.86	(.81)*	$11	.02*	1.29*	15*
July 31, 2021∆	19.82	—[f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*g	.01*	33

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds	RetirementReady® Funds 77

Financial highlights cont.

2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$22.29	.30	(.37)	(.07)	(1.17)	(1.19)	(2.36)	$19.86	(.76)*	$10,439	(.03)*	1.33*	15*
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	—gh	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
July 31, 2017 †	17.17	.16	2.38	2.54	(.13)	—	(.13)	19.58	14.86*	7,136	.05*	.88*	37
Class Y
January 31, 2022**	$22.27	.29	(.37)	(.08)	(1.15)	(1.19)	(2.34)	$19.85	(.79)*	$74,234	.02*	1.33*	15*
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09[g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38
July 31, 2017	17.14	.09	2.45	2.54	(.14)	—	(.14)	19.54	14.91	3,645.16		.51	37

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds	RetirementReady® Funds 79

Financial highlights (For a common share outstanding throughout the period)

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$24.20	.32	(.42)	(.10)	(1.37)	(1.42)	(2.79)	$21.31	(.87)*	$12,766	.15*	1.35*	14*
July 31, 2021	19.54	.05	4.66	4.71	—[f]	(.05)	(.05)	24.20	24.14	13,491	.35[g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
July 31, 2017	18.91	.07	2.59	2.66	(.11)	—	(.11)	21.46	14.10	42,236.42		.35	37
Class B
January 31, 2022**	$21.20	.20	(.36)	(.16)	(1.22)	(1.42)	(2.64)	$18.40	(1.28)*	$465	.53*	.96*	14*
July 31, 2021	17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	21.20	23.20	524	1.10[g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17[g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
July 31, 2017	17.22	(.07)	2.36	2.29	—	—	—	19.51	13.30	605	1.17	(.41)	37
Class C
January 31, 2022**	$21.18	.20	(.36)	(.16)	(1.21)	(1.42)	(2.63)	$18.39	(1.25)*	$920	.53*	.95*	14*
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10[g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
July 31, 2017	17.25	(.07)	2.35	2.28	—	—	—	19.53	13.22	918	1.17	(.40)	37
Class R
January 31, 2022**	$25.19	.21	(.39)	(.18)	(1.09)	(1.42)	(2.51)	$22.50	(1.10)*	$75	.35*	.85*	14*
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68[g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
July 31, 2017	19.41	.07	2.61	2.68	(.05)	—	(.05)	22.04	13.85	1,169.67		.33	37
Class R3
January 31, 2022**	$30.24	.39	(.56)	(.17)	(1.31)	(1.42)	(2.73)	$27.34	(.93)*	$3,645	.23*	1.28*	14*
July 31, 2021∆	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*g	(.21)*	36
Class R4
January 31, 2022**	$30.29	.43	(.57)	(.14)	(1.38)	(1.42)	(2.80)	$27.35	(.82)*	$853	.10*	1.41*	14*
July 31, 2021∆	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*g	(.06)*	36
Class R5
January 31, 2022**	$30.31	.45	(.56)	(.11)	(1.43)	(1.42)	(2.85)	$27.35	(.74)*	$11	.02*	1.48*	14*
July 31, 2021∆	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*g	.02*	36

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds 81

Financial highlights cont.

2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$30.33	.46	(.56)	(.10)	(1.46)	(1.42)	(2.88)	$27.35	(.71)*	$11,312	(.03)*	1.51*	14*
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01[g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
July 31, 2017 †	22.65	.19	3.04	3.23	(.12)	—	(.12)	25.76	14.32*	7,355	.05*	.77*	37
Class Y
January 31, 2022**	$30.33	.45	(.57)	(.12)	(1.43)	(1.42)	(2.85)	$27.36	(.76)*	$96,736	.02*	1.48*	14*
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10[g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43
July 31, 2017	22.61	.10	3.15	3.25	(.14)	—	(.14)	25.72	14.42	5,797.17		.43	37

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

Financial highlights (For a common share outstanding throughout the period)

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$25.95	.32	(.46)	(.14)	(1.33)	(1.23)	(2.56)	$23.25	(.86)*	$17,218	.16*	1.23*	16*
July 31, 2021	21.58	.05	4.32	4.37	—[f]	—	—[f]	25.95	20.26	17,763	.36[g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
July 31, 2017	20.58	.04	2.66	2.70	(.07)	—	(.07)	23.21	13.13	119,021.39		.20	39
Class B
January 31, 2022**	$22.99	.16	(.37)	(.21)	(1.09)	(1.23)	(2.32)	$20.46	(1.26)*	$350	.54*	.70*	16*
July 31, 2021	19.50	(.05)	3.81	3.76	(.27)	—	(.27)	22.99	19.39	539	1.10[g]	(.22)	43
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16[g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
July 31, 2017	19.02	(.11)	2.44	2.33	—	—	—	21.35	12.25	735	1.14	(.56)	39
Class C
January 31, 2022**	$22.53	.20	(.39)	(.19)	(1.19)	(1.23)	(2.42)	$19.92	(1.23)*	$894	.54*	.88*	16*
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10[g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
July 31, 2017	18.76	(.11)	2.41	2.30	—	—	—	21.06	12.26	985	1.14	(.54)	39
Class R
January 31, 2022**	$26.76	.12	(.34)	(.22)	(.78)	(1.23)	(2.01)	$24.53	(1.07)*	$154	.36*	.42*	16*
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69[g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
July 31, 2017	21.23	.01	2.72	2.73	(.01)	—	(.01)	23.95	12.85	1,673.64		.08	39
Class R3
January 31, 2022**	$31.18	.36	(.56)	(.20)	(1.25)	(1.23)	(2.48)	$28.50	(.92)*	$3,563	.24*	1.17*	16*
July 31, 2021∆	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*g	(.11)*	43
Class R4
January 31, 2022**	$31.22	.39	(.56)	(.17)	(1.33)	(1.23)	(2.56)	$28.49	(.80)*	$725	.11*	1.24*	16*
July 31, 2021∆	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*g	.03*	43
Class R5
January 31, 2022**	$31.25	.43	(.57)	(.14)	(1.39)	(1.23)	(2.62)	$28.49	(.72)*	$11	.03*	1.38*	16*
July 31, 2021∆	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*g	.12*	43

The accompanying notes are an integral part of these financial statements.

84 RetirementReady® Funds	RetirementReady® Funds 85

Financial highlights cont.

2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$31.27	.45	(.58)	(.13)	(1.42)	(1.23)	(2.65)	$28.49	(.69)*	$14,501	(.02)*	1.43*	16*
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02[g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
July 31, 2017 †	24.17	.14	3.06	3.20	(.08)	—	(.08)	27.29	13.28*	12,731	.05*	.56*	39
Class Y
January 31, 2022**	$31.20	.43	(.57)	(.14)	(1.39)	(1.23)	(2.62)	$28.44	(.72)*	$162,669	.03*	1.40*	16*
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10[g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39
July 31, 2017	24.13	.08	3.15	3.23	(.10)	—	(.10)	27.26	13.40	7,058.14		.33	39

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

86 RetirementReady® Funds	RetirementReady® Funds 87

Financial highlights (For a common share outstanding throughout the period)

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$25.36	.24	(.40)	(.16)	(1.33)	(1.37)	(2.70)	$22.50	(.93)*	$22,738	.18*	.96*	18*
July 31, 2021	21.92	.16	3.28	3.44	—[f]	—	—[f]	25.36	15.70	23,803	.38[g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
July 31, 2017	20.85	.06	2.34	2.40	(.15)	—	(.15)	23.10	11.60	76,081.41		.25	37
Class B
January 31, 2022**	$22.76	.13	(.36)	(.23)	(1.14)	(1.37)	(2.51)	$20.02	(1.31)*	$333	.56*	.60*	18*
July 31, 2021	19.87	(.01)	2.97	2.96	(.07)	—	(.07)	22.76	14.90	370	1.13[g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17[g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
July 31, 2017	19.15	(.10)	2.16	2.06	—	—	—	21.21	10.76	827	1.16	(.49)	37
Class C
January 31, 2022**	$22.56	.16	(.38)	(.22)	(1.18)	(1.37)	(2.55)	$19.79	(1.31)*	$1,188	.56*	.70*	18*
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13[g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
July 31, 2017	19.08	(.10)	2.15	2.05	(.01)	—	(.01)	21.12	10.73	1,625	1.16	(.50)	37
Class R
January 31, 2022**	$24.07	.15	(.35)	(.20)	(1.16)	(1.37)	(2.53)	$21.34	(1.13)*	$536	.38*	.63*	18*
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71[g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
July 31, 2017	20.10	.02	2.24	2.26	(.10)	—	(.10)	22.26	11.30	1,369.66		.11	37
Class R3
January 31, 2022**	$30.30	.27	(.50)	(.23)	(1.25)	(1.37)	(2.62)	$27.45	(.99)*	$5,736	.26*	.89*	18*
July 31, 2021∆	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	.30*g	.09*	46
Class R4
January 31, 2022**	$30.34	.30	(.49)	(.19)	(1.34)	(1.37)	(2.71)	$27.44	(.86)*	$751	.13*	1.00*	18*
July 31, 2021∆	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*g	.19*	46
Class R5
January 31, 2022**	$30.37	.33	(.50)	(.17)	(1.39)	(1.37)	(2.76)	$27.44	(.82)*	$11	.05*	1.10*	18*
July 31, 2021∆	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*g	.31*	46

The accompanying notes are an integral part of these financial statements.

88 RetirementReady® Funds	RetirementReady® Funds 89

Financial highlights cont.

2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$30.38	.34	(.48)	(.14)	(1.42)	(1.37)	(2.79)	$27.45	(.72)*	$16,898	—*h	1.15*	18*
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04[g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
July 31, 2017 †	24.34	.16	2.70	2.86	(.17)	—	(.17)	27.03	11.81*	15,359	.05*	.63*	37
Class Y
January 31, 2022**	$30.35	.34	(.51)	(.17)	(1.39)	(1.37)	(2.76)	$27.42	(.81)*	$137,746	.05*	1.12*	18*
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13[g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43
July 31, 2017	24.30	.10	2.76	2.86	(.18)	—	(.18)	26.98	11.85	9,005.16		.38	37

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

90 RetirementReady® Funds	RetirementReady® Funds 91

Financial highlights (For a common share outstanding throughout the period)

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$23.86	.20	(.40)	(.20)	(1.09)	(1.01)	(2.10)	$21.56	(1.00)*	$23,489	.19*	.86*	18*
July 31, 2021	21.51	.23	2.12	2.35	—[f]	—	—[f]	23.86	10.93	24,643	.39[g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
July 31, 2017	20.68	.16	1.82	1.98	(.15)	—	(.15)	22.51	9.61	169,766.39		.73	41
Class B
January 31, 2022**	$22.30	.10	(.37)	(.27)	(.86)	(1.01)	(1.87)	$20.16	(1.37)*	$227	.57*	.45*	18*
July 31, 2021	20.32	.01	2.04	2.05	(.07)	—	(.07)	22.30	10.11	282	1.14[g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17[g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
July 31, 2017	19.64	—[f]	1.72	1.72	—	—	—	21.36	8.76	1,299	1.14	—[h]	41
Class C
January 31, 2022**	$22.03	.10	(.37)	(.27)	(.88)	(1.01)	(1.89)	$19.87	(1.39)*	$1,070	.57*	.44*	18*
July 31, 2021	20.18	—[f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14[g]	—[h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
July 31, 2017	19.60	—[f]	1.73	1.73	(.01)	—	(.01)	21.32	8.81	1,544	1.14	.01	41
Class R
January 31, 2022**	$22.17	.14	(.38)	(.24)	(.99)	(1.01)	(2.00)	$19.93	(1.25)*	$406	.40*	.63*	18*
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72[g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
July 31, 2017	19.64	.11	1.73	1.84	(.09)	—	(.09)	21.39	9.39	2,543.64		.53	41
Class R3
January 31, 2022**	$27.61	.22	(.47)	(.25)	(1.03)	(1.01)	(2.04)	$25.32	(1.06)*	$5,772	.27*	.81*	18*
July 31, 2021∆	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	.30*g	.26*	54
Class R4
January 31, 2022**	$27.65	.25	(.47)	(.22)	(1.10)	(1.01)	(2.11)	$25.32	(.92)*	$2,810	.14*	.92*	18*
July 31, 2021∆	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*g	.36*	54
Class R5
January 31, 2022**	$27.68	.27	(.47)	(.20)	(1.15)	(1.01)	(2.16)	$25.32	(.88)*	$10	.07*	1.00*	18*
July 31, 2021∆	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*g	.45*	54

The accompanying notes are an integral part of these financial statements.

92 RetirementReady® Funds	RetirementReady® Funds 93

Financial highlights cont.

2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$27.69	.32	(.51)	(.19)	(1.17)	(1.01)	(2.18)	$25.32	(.82)*	$18,101	.02*	1.15*	18*
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05[g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09[g]	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
July 31, 2017 †	23.67	.25	2.08	2.33	(.16)	—	(.16)	25.84	9.90*	13,797	.05*	1.02*	41
Class Y
January 31, 2022**	$27.63	.27	(.47)	(.20)	(1.15)	(1.01)	(2.16)	$25.27	(.87)*	$196,897	.07*	1.00*	18*
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14[g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46
July 31, 2017	23.65	.21	2.11	2.32	(.17)	—	(.17)	25.80	9.88	6,806.14		.86	41

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

94 RetirementReady® Funds	RetirementReady® Funds 95

Financial highlights (For a common share outstanding throughout the period)

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$22.72	.25	(.49)	(.24)	(.66)	(.79)	(1.45)	$21.03	(1.14)*	$25,273	.20*	1.11*	28*
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41[g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
July 31, 2017	21.08	.22	1.36	1.58	(.30)	—	(.30)	22.36	7.60	80,908.41		1.02	37
Class B
January 31, 2022**	$20.83	.14	(.43)	(.29)	(.48)	(.79)	(1.27)	$19.27	(1.46)*	$303	.58*	.69*	28*
July 31, 2021	19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	20.83	5.73	348	1.16[g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17[g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
July 31, 2017	19.66	.05	1.28	1.33	(.15)	—	(.15)	20.84	6.81	1,200	1.16	.26	37
Class C
January 31, 2022**	$20.61	.14	(.43)	(.29)	(.49)	(.79)	(1.28)	$19.04	(1.50)*	$1,402	.58*	.68*	28*
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16[g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
July 31, 2017	19.62	.06	1.27	1.33	(.17)	—	(.17)	20.78	6.84	1,972	1.16	.29	37
Class R
January 31, 2022**	$21.06	.18	(.44)	(.26)	(.58)	(.79)	(1.37)	$19.43	(1.33)*	$711	.40*	.86*	28*
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74[g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
July 31, 2017	19.78	.16	1.29	1.45	(.26)	—	(.26)	20.97	7.39	2,734.66		.79	37
Class R3
January 31, 2022**	$22.63	.22	(.47)	(.25)	(.59)	(.79)	(1.38)	$21.00	(1.20)*	$3,697	.27*	.96*	28*
July 31, 2021∆	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*g	.28*	74
Class R4
January 31, 2022**	$22.66	.25	(.47)	(.22)	(.68)	(.79)	(1.47)	$20.97	(1.08)*	$1,312	.15*	1.12*	28*
July 31, 2021∆	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*g	.38*	74
Class R5
January 31, 2022**	$22.68	.27	(.48)	(.21)	(.71)	(.79)	(1.50)	$20.97	(1.00)*	$10	.07*	1.20*	28*
July 31, 2021∆	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*g	.47*	74

The accompanying notes are an integral part of these financial statements.

96 RetirementReady® Funds	RetirementReady® Funds 97

Financial highlights cont.

2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$22.70	.28	(.48)	(.20)	(.73)	(.79)	(1.52)	$20.98	(.95)*	$10,768	.02*	1.25*	28*
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07[g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
July 31, 2017 †	21.20	.28	1.39	1.67	(.32)	—	(.32)	22.55	7.98*	11,072	.05*	1.30*	37
Class Y
January 31, 2022**	$22.66	.27	(.48)	(.21)	(.71)	(.79)	(1.50)	$20.95	(1.00)*	$155,815	.07*	1.19*	28*
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16[g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52
July 31, 2017	21.19	.27	1.38	1.65	(.34)	—	(.34)	22.50	7.90	9,036.16		1.22	37

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

98 RetirementReady® Funds	RetirementReady® Funds 99

Financial highlights (For a common share outstanding throughout the period)

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2022**	$17.41	.23	(.45)	(.22)	(.33)	(.18)	(.51)	$16.68	(1.27)*	$27,972	.19*	1.31*	12*
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	(.28)	17.41	2.99	29,465	.39[g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
July 31, 2017	17.02	.20	.63	.83	(.20)	—	(.20)	17.65	4.94	80,263.38		1.14	39
Class B
January 31, 2022**	$16.96	.15	(.42)	(.27)	(.27)	(.18)	(.45)	$16.24	(1.61)*	$437	.57*	.90*	12*
July 31, 2021	16.75	.05	.32	.37	(.12)	(.04)	(.16)	16.96	2.22	531	1.14[g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16[g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
July 31, 2017	16.74	.07	.61	.68	(.14)	—	(.14)	17.28	4.11	981	1.13	.43	39
Class C
January 31, 2022**	$17.00	.15	(.41)	(.26)	(.27)	(.18)	(.45)	$16.29	(1.56)*	$1,306	.57*	.92*	12*
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	(.17)	17.00	2.22	1,647	1.13[g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
July 31, 2017	16.79	.07	.61	.68	(.14)	—	(.14)	17.33	4.09	1,681	1.13	.44	39
Class R
January 31, 2022**	$17.39	.19	(.44)	(.25)	(.30)	(.18)	(.48)	$16.66	(1.46)*	$712	.39*	1.11*	12*
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	(.23)	17.39	2.69	737	.73[g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
July 31, 2017	17.01	.19	.60	.79	(.16)	—	(.16)	17.64	4.70	730.63		1.12	39
Class R3
January 31, 2022**	$17.47	.21	(.44)	(.23)	(.32)	(.18)	(.50)	$16.74	(1.34)*	$2,022	.27*	1.20*	12*
July 31, 2021∆	17.33	.08	.14	.22	(.08)	—	(.08)	17.47	1.28*	2,584	.30*g	.49*	65
Class R4
January 31, 2022**	$17.47	.24	(.44)	(.20)	(.34)	(.18)	(.52)	$16.75	(1.17)*	$222	.14*	1.38*	12*
July 31, 2021∆	17.33	.12	.13	.25	(.11)	—	(.11)	17.47	1.44*	220	.16*g	.67*	65
Class R5
January 31, 2022**	$17.47	.25	(.45)	(.20)	(.35)	(.18)	(.53)	$16.74	(1.15)*	$10	.07*	1.44*	12*
July 31, 2021∆	17.33	.12	.14	.26	(.12)	—	(.12)	17.47	1.52*	10	.07*g	.70*	65

The accompanying notes are an integral part of these financial statements.

100 RetirementReady® Funds	RetirementReady® Funds 101

Financial highlights cont.

Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2022**	$17.47	.26	(.45)	(.19)	(.36)	(.18)	(.54)	$16.74	(1.10)*	$4,221	.01*	1.52*	12*
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	(.35)	17.47	3.38	4,673	.05[g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
July 31, 2017 †	17.08	.25	.63	.88	(.25)	—	(.25)	17.71	5.20*	3,711	.05*	1.42*	39
Class Y
January 31, 2022**	$17.47	.25	(.44)	(.19)	(.35)	(.18)	(.53)	$16.75	(1.09)*	$241,529	.07*	1.42*	12*
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	(.34)	17.47	3.23	263,315	.13[g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68
July 31, 2017	17.08	.27	.60	.87	(.24)	—	(.24)	17.71	5.17	3,519.13		1.56	39

See page 104 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

102 RetirementReady® Funds	RetirementReady® Funds 103

Financial highlights cont.

* Not annualized.

** Unaudited.

∆ For the period January 4, 2021 (commencement of operations) to July 31, 2021.

† For the period September 2, 2016 (commencement of operations) to July 31, 2017.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/22	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
2065 Fund
Class A, C, R, R3, R4, R5, R6, Y	33.03%	80.98%	N/A	N/A	N/A	N/A
2060 Fund
Class A, B, C, R, Y	0.86	2.44	3.32%	6.13%	16.06%	73.93%
Class R3, R4, R5	0.86	1.43	N/A	N/A	N/A	N/A
Class R6	0.86	2.44	3.32	6.13	16.06	60.14
2055 Fund
Class A, B, C, R, Y	0.42	0.68	0.43	0.45	0.44	0.88
Class R3, R4, R5	0.42	0.53	N/A	N/A	N/A	N/A
Class R6	0.42	0.68	0.43	0.45	0.44	0.80
2050 Fund
Class A, B, C, R, Y	0.36	0.49	0.16	0.18	0.18	0.27
Class R3, R4, R5	0.36	0.42	N/A	N/A	N/A	N/A
Class R6	0.36	0.49	0.16	0.18	0.18	0.25
2045 Fund
Class A, B, C, R, Y	0.34	0.45	0.15	0.17	0.18	0.25
Class R3, R4, R5	0.34	0.40	N/A	N/A	N/A	N/A
Class R6	0.34	0.45	0.15	0.17	0.18	0.24
2040 Fund
Class A, B, C, R, Y	0.31	0.39	0.08	0.09	0.12	0.13
Class R3, R4, R5	0.31	0.36	N/A	N/A	N/A	N/A
Class R6	0.31	0.39	0.08	0.09	0.12	0.13
2035 Fund
Class A, B, C, R, Y	0.29	0.37	0.09	0.11	0.11	0.17
Class R3, R4, R5	0.29	0.33	N/A	N/A	N/A	N/A
Class R6	0.29	0.37	0.09	0.11	0.11	0.16

104 RetirementReady® Funds

	1/31/22	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
2030 Fund
Class A, B, C, R, Y	0.26	0.33	0.07	0.08	0.08	0.11
Class R3, R4, R5	0.26	0.30	N/A	N/A	N/A	N/A
Class R6	0.26	0.33	0.07	0.08	0.08	0.11
2025 Fund
Class A, B, C, R, Y	0.26	0.33	0.08	0.10	0.11	0.16
Class R3, R4, R5	0.26	0.30	N/A	N/A	N/A	N/A
Class R6	0.26	0.33	0.08	0.10	0.11	0.15
Maturity Fund
Class A, B, C, R, Y	0.25	0.33	0.18	0.12	0.12	0.19
Class R3, R4, R5	0.25	0.29	N/A	N/A	N/A	N/A
Class R6	0.25	0.33	0.18	0.12	0.12	0.17

f Amount represents less than $0.01 per share.

g Includes one-time proxy costs which amounted to the following as a percentage of average net assets.

	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 105

Notes to financial statements 1/31/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2021 through January 31, 2022.

Each of the Putnam RetirementReady Funds: Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund and Putnam RetirementReady Maturity Fund (collectively the funds) is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam RetirementReady Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam RetirementReady Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam RetirementReady Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. As of January 31, 2022, each fund may invest in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam funds). The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Each fund, except Putnam RetirementReady 2065 Fund, offers class A, class B, class C, class R, class R3, class R4, class R5, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam RetirementReady Maturity Fund). Class A shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5, class R6, and class Y are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Class R and class R3 shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class R and class R3 shares may differ based on the distribution fee of each class, which are identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which are identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

Putnam RetirementReady 2065 Fund offers class A, class C, class R, class R3, class R4, class R5, class R6 and class Y. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5, class R6, and class Y are not subject to a contingent deferred sales charge. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Class R and class R3 shares,

106 RetirementReady® Funds

which are not available to all investors, are sold at net asset value. The expenses for class A, class C, class R and class R3 shares may differ based on the distribution fee of each class, which are identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which are identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

RetirementReady® Funds 107

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer the following amounts to their fiscal year ending July 31, 2022 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2021 and July 31, 2021, and (ii) specified ordinary and currency losses recognized between November 1, 2020 and July 31, 2021).

2055 Fund	$12,029
2050 Fund	33,690
2045 Fund	38,201

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net unrealized	Cost for
	Unrealized	Unrealized	appreciation/	federal income
	appreciation	(depreciation)	(depreciation)	tax purposes
2065 Fund	$315	$(20,772)	$(20,457)	$333,589
2060 Fund	41,739	(709,212)	(667,473)	9,905,727
2055 Fund	107,846	(2,215,114)	(2,107,268)	44,344,871
2050 Fund	2,096,171	(4,327,693)	(2,231,522)	98,428,379
2045 Fund	2,241,373	(5,391,740)	(3,150,367)	130,002,617
2040 Fund	4,920,606	(7,306,179)	(2,385,573)	202,602,514
2035 Fund	804,336	(6,935,551)	(6,131,215)	192,216,096
2030 Fund	6,419,128	(15,759,724)	(9,340,596)	258,398,221
2025 Fund	523,966	(14,117,933)	(13,593,967)	213,071,376
Maturity Fund	2,365,141	(24,945,845)	(22,580,704)	301,299,184

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

108 RetirementReady® Funds

Offering costs For Putnam RetirementReady 2065 Fund, the offering costs of $132,514 have been fully amortized on a straight-line basis over a twelve-month period as of January 4, 2022. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam RetirementReady Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2024 for all the funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2031) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$684
2060 Fund	23,286
2055 Fund	122,993
2050 Fund	293,667
2045 Fund	371,683
2040 Fund	596,502
2035 Fund	504,732
2030 Fund	658,047
2025 Fund	519,111
Maturity Fund	737,864

RetirementReady® Funds 109

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2024 for all funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2031) in an amount sufficient to result in total annual fund operating expenses for class A, B (other than for Putnam RetirementReady 2065 Fund, which does not offer class B shares), C, R, R3, R4, R5, R6, and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$73,148
2060 Fund	42,395
2055 Fund	47,210
2050 Fund	50,107
2045 Fund	45,179
2040 Fund	35,817
2035 Fund	26,582
2030 Fund	7,218
2025 Fund	1,352
Maturity Fund	—

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the funds managed by PIL.

Putnam Investor Services, Inc. provides investor servicing agent functions to each fund at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$13	$63	$16	$16	$16	$7	$5	$7	$143

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$589	$11	$188	$24	$55	$46	$7	$198	$2,886	$4,004
2055 Fund	2,883	60	715	83	4,109	462	7	765	15,213	$24,297
2050 Fund	4,676	157	637	742	4,871	228	7	1,356	44,055	$56,729
2045 Fund	8,235	302	594	124	5,451	1,166	7	1,433	55,956	$73,268
2040 Fund	10,886	271	530	172	5,255	1,018	7	1,781	101,769	$121,689
2035 Fund	14,474	209	750	839	8,672	984	7	2,132	82,530	$110,597
2030 Fund	14,986	157	754	686	9,400	3,871	7	2,275	122,184	$154,320
2025 Fund	15,144	203	987	956	5,706	1,799	6	1,335	98,218	$124,354
Maturity Fund	17,620	290	916	974	2,930	301	6	522	156,215	$179,774

110 RetirementReady® Funds

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$28	$510	$29	$14	$581

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$1,204	$87	$1,542	$44	$51	$2,928
2055 Fund	5,900	492	5,855	158	3,822	$16,227
2050 Fund	9,576	1,293	5,222	1,389	4,539	$22,019
2045 Fund	16,869	2,477	4,874	231	5,078	$29,529
2040 Fund	22,300	2,230	4,345	325	4,907	$34,107
2035 Fund	29,653	1,716	6,136	1,572	8,098	$47,175
2030 Fund	30,717	1,287	6,185	1,280	8,791	$48,260
2025 Fund	31,049	1,669	8,097	1,782	5,361	$47,958
Maturity Fund	36,140	2,396	7,526	1,818	2,741	$50,621

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

	Class A
	Net commissions	Class C CDSC
2065 Fund	$120	$—

	Class A
	Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$868	$—	$1
2055 Fund	2,586	1	31
2050 Fund	4,022	127	—
2045 Fund	3,047	7	45
2040 Fund	3,189	—	—
2035 Fund	4,770	—	200
2030 Fund	3,756	—	238
2025 Fund	4,928	—	43
Maturity Fund	842	—	42

RetirementReady® Funds 111

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	13
2055 Fund	28
2050 Fund	64
2045 Fund	42
2040 Fund	74
2035 Fund	—
2030 Fund	7
2025 Fund	—
Maturity Fund	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$183,273	$22,603
2060 Fund	5,510,642	1,748,923
2055 Fund	16,985,509	5,675,337
2050 Fund	32,161,719	14,244,649
2045 Fund	43,871,201	16,572,092
2040 Fund	55,088,113	33,382,638
2035 Fund	58,620,864	32,473,821
2030 Fund	59,457,896	45,884,973
2025 Fund	61,762,717	56,355,230
Maturity Fund	34,957,138	48,436,838

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund
			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	1,316	$14,972	814	$8,601
Shares issued in connection with
reinvestment of distributions	133	1,483	—	—
	1,449	16,455	814	8,601
Shares repurchased	(258)	(2,970)	(268)	(2,920)
Net increase	1,191	$13,485	546	$5,681

112 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	8,629	$95,545	6,398	$70,067
Shares issued in connection with
reinvestment of distributions	432	4,799	—	—
	9,061	100,344	6,398	70,067
Shares repurchased	(6)	(60)	—	—
Net increase	9,055	$100,284	6,398	$70,067

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	52	576	—	—
	52	576	—	—
Shares repurchased	—	—	—	—
Net increase	52	$576	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	54	603	—	—
	54	603	—	—
Shares repurchased	—	—	—	—
Net increase	54	$603	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	56	630	—	—
	56	630	—	—
Shares repurchased	—	—	—	—
Net increase	56	$630	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	58	647	—	—
	58	647	—	—
Shares repurchased	—	—	—	—
Net increase	58	$647	—	$—

RetirementReady® Funds 113

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	3,933	$44,973	1,272	$14,073
Shares issued in connection with
reinvestment of distributions	246	2,754	—	—
	4,179	47,727	1,272	14,073
Shares repurchased	(1,415)	(16,537)	(7)	(79)
Net increase	2,764	$31,190	1,265	$13,994

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	58	647	—	—
	58	647	—	—
Shares repurchased	—	—	—	—
Net increase	58	$647	—	$—

2060 Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	8,735	$119,119	59,612	$703,640
Shares issued in connection with
reinvestment of distributions	9,439	119,975	1,286	15,750
	18,174	239,094	60,898	719,390
Shares repurchased	(3,639)	(50,217)	(156,439)	(1,757,873)
Net increase (decrease)	14,535	$188,877	(95,541)	$(1,038,483)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	157	1,990	34	414
	157	1,990	34	414
Shares repurchased	—	—	(348)	(4,731)
Net increase (decrease)	157	$1,990	(314)	$(4,317)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	1,990	$26,997	4,817	$59,193
Shares issued in connection with
reinvestment of distributions	2,978	37,291	401	4,856
	4,968	64,288	5,218	64,049
Shares repurchased	(176)	(2,359)	(2,169)	(24,875)
Net increase	4,792	$61,929	3,049	$39,174

114 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	13	$162
Shares issued in connection with
reinvestment of distributions	164	2,102	31	380
	164	2,102	44	542
Shares repurchased	—	—	(13)	(165)
Net increase	164	$2,102	31	$377

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	318	$4,403	2,907	$35,865
Shares issued in connection with
reinvestment of distributions	395	5,049	—	—
	713	9,452	2,907	35,865
Shares repurchased	(270)	(3,489)	(142)	(1,899)
Net increase	443	$5,963	2,765	$33,966

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	262	$3,556	3,927	$48,290
Shares issued in connection with
reinvestment of distributions	334	4,263	—	—
	596	7,819	3,927	48,290
Shares repurchased	(7)	(88)	(1,655)	(20,983)
Net increase	589	$7,731	2,272	$27,307

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	812	$10,000
Shares issued in connection with
reinvestment of distributions	112	1,432	—	—
	112	1,432	812	10,000
Shares repurchased	—	—	—	—
Net increase	112	$1,432	812	$10,000

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	22,394	$306,506	58,192	$731,809
Shares issued in connection with
reinvestment of distributions	16,192	206,937	2,847	35,051
	38,586	513,443	61,039	766,860
Shares repurchased	(9,509)	(129,663)	(33,612)	(424,806)
Net increase	29,077	$383,780	27,427	$342,054

RetirementReady® Funds 115

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	302,559	$4,001,851	422,630	$5,238,295
Shares issued in connection with
reinvestment of distributions	50,999	649,733	4,739	58,188
	353,558	4,651,584	427,369	5,296,483
Shares repurchased	(109,569)	(1,426,567)	(168,599)	(2,161,267)
Net increase	243,989	$3,225,017	258,770	$3,135,216

2055 Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	35,419	$483,681	211,225	$2,402,971
Shares issued in connection with
reinvestment of distributions	42,780	542,027	1,694	20,651
	78,199	1,025,708	212,919	2,423,622
Shares repurchased	(9,580)	(126,977)	(1,411,817)	(15,755,517)
Net increase (decrease)	68,619	$898,731	(1,198,898)	$(13,331,895)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	790	9,910	—	—
	790	9,910	—	—
Shares repurchased	(2,150)	(27,761)	(2,121)	(22,908)
Net decrease	(1,360)	$(17,851)	(2,121)	$(22,908)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	2,740	$35,785	9,022	$105,184
Shares issued in connection with
reinvestment of distributions	10,437	127,744	163	1,930
	13,177	163,529	9,185	107,114
Shares repurchased	(4,689)	(63,165)	(10,213)	(126,622)
Net increase (decrease)	8,488	$100,364	(1,028)	$(19,508)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	906	$12,492	4,818	$59,280
Shares issued in connection with
reinvestment of distributions	193	2,514	83	1,014
	1,099	15,006	4,901	60,294
Shares repurchased	(10,813)	(151,080)	(3,472)	(43,767)
Net increase (decrease)	(9,714)	$(136,074)	1,429	$16,527

116 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	35,474	$482,213	244,570	$3,008,263
Shares issued in connection with
reinvestment of distributions	27,596	352,405	—	—
	63,070	834,618	244,570	3,008,263
Shares repurchased	(37,138)	(491,894)	(31,767)	(421,931)
Net increase	25,932	$342,724	212,803	$2,586,332

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,247	$17,150	29,670	$363,711
Shares issued in connection with
reinvestment of distributions	3,095	39,525	—	—
	4,342	56,675	29,670	363,711
Shares repurchased	(882)	(12,242)	(5,410)	(70,010)
Net increase	3,460	$44,433	24,260	$293,701

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	815	$10,000
Shares issued in connection with
reinvestment of distributions	104	1,336	—	—
	104	1,336	815	10,000
Shares repurchased	—	—	—	—
Net increase	104	$1,336	815	$10,000

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	34,397	$462,234	94,040	$1,163,766
Shares issued in connection with
reinvestment of distributions	55,767	712,143	5,967	73,217
	90,164	1,174,377	100,007	1,236,983
Shares repurchased	(41,335)	(577,179)	(224,146)	(2,825,474)
Net increase (decrease)	48,829	$597,198	(124,139)	$(1,588,491)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	707,256	$9,804,306	1,817,073	$21,567,318
Shares issued in connection with
reinvestment of distributions	247,836	3,174,780	12,893	158,717
	955,092	12,979,086	1,829,966	21,726,035
Shares repurchased	(242,551)	(3,328,321)	(365,161)	(4,710,438)
Net increase	712,541	$9,650,765	1,464,805	$17,015,597

RetirementReady® Funds 117

2050 Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	22,779	$507,930	192,237	$3,557,029
Shares issued in connection with
reinvestment of distributions	36,607	762,523	25	504
	59,386	1,270,453	192,262	3,557,533
Shares repurchased	(25,611)	(573,882)	(2,912,248)	(52,443,551)
Net increase (decrease)	33,775	$696,571	(2,719,986)	$(48,886,018)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	1,018	20,746	80	1,553
	1,018	20,746	80	1,553
Shares repurchased	(4,436)	(98,575)	(2,510)	(48,287)
Net decrease	(3,418)	$(77,829)	(2,430)	$(46,734)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	3,353	$71,406	11,925	$232,090
Shares issued in connection with
reinvestment of distributions	4,670	93,206	342	6,540
	8,023	164,612	12,267	238,630
Shares repurchased	(9,177)	(197,092)	(12,355)	(244,779)
Net decrease	(1,154)	$(32,480)	(88)	$(6,149)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,240	$26,708	3,673	$71,429
Shares issued in connection with
reinvestment of distributions	2,311	46,975	370	7,174
	3,551	73,683	4,043	78,603
Shares repurchased	(13,722)	(302,887)	(1,999)	(39,297)
Net increase (decrease)	(10,171)	$(229,204)	2,044	$39,306

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	12,631	$281,195	206,801	$4,097,189
Shares issued in connection with
reinvestment of distributions	18,513	384,144	—	—
	31,144	665,339	206,801	4,097,189
Shares repurchased	(93,365)	(1,963,478)	(32,970)	(698,812)
Net increase (decrease)	(62,221)	$(1,298,139)	173,831	$3,398,377

118 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,411	$31,489	22,145	$438,811
Shares issued in connection with
reinvestment of distributions	762	15,835	—	—
	2,173	47,324	22,145	438,811
Shares repurchased	(2,258)	(49,935)	(14,238)	(289,942)
Net increase (decrease)	(85)	$(2,611)	7,907	$148,869

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	505	$10,000
Shares issued in connection with
reinvestment of distributions	57	1,181	—	—
	57	1,181	505	10,000
Shares repurchased	—	—	—	—
Net increase	57	$1,181	505	$10,000

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	16,507	$364,908	96,720	$1,950,910
Shares issued in connection with
reinvestment of distributions	55,291	1,147,279	8,485	168,163
	71,798	1,512,187	105,205	2,119,073
Shares repurchased	(34,361)	(740,121)	(172,138)	(3,535,572)
Net increase (decrease)	37,437	$772,066	(66,933)	$(1,416,499)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	770,359	$17,132,144	3,474,271	$65,126,038
Shares issued in connection with
reinvestment of distributions	374,522	7,767,576	40,917	810,568
	1,144,881	24,899,720	3,515,188	65,936,606
Shares repurchased	(358,389)	(7,936,599)	(585,249)	(12,099,263)
Net increase	786,492	$16,963,121	2,929,939	$53,837,343

2045 Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	33,241	$775,055	283,951	$5,799,358
Shares issued in connection with
reinvestment of distributions	64,583	1,431,815	1,903	41,427
	97,824	2,206,870	285,854	5,840,785
Shares repurchased	(56,246)	(1,379,482)	(3,333,215)	(66,597,214)
Net increase (decrease)	41,578	$827,388	(3,047,361)	$(60,756,429)

RetirementReady® Funds 119

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,526	$30,448
Shares issued in connection with
reinvestment of distributions	3,122	59,817	146	2,798
	3,122	59,817	1,672	33,246
Shares repurchased	(2,585)	(54,156)	(4,797)	(93,956)
Net increase (decrease)	537	$5,661	(3,125)	$(60,710)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	1,461	$30,467	4,665	$90,588
Shares issued in connection with
reinvestment of distributions	6,031	115,441	320	6,112
	7,492	145,908	4,985	96,700
Shares repurchased	(4,090)	(87,628)	(12,169)	(239,105)
Net increase (decrease)	3,402	$58,280	(7,184)	$(142,405)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	688	$17,277	1,967	$45,230
Shares issued in connection with
reinvestment of distributions	311	7,295	96	2,183
	999	24,572	2,063	47,413
Shares repurchased	(2,732)	(68,400)	(7,995)	(189,906)
Net decrease	(1,733)	$(43,828)	(5,932)	$(142,493)

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	10,335	$311,692	165,176	$4,487,388
Shares issued in connection with
reinvestment of distributions	12,749	362,707	—	—
	23,084	674,399	165,176	4,487,388
Shares repurchased	(30,953)	(915,435)	(24,002)	(676,954)
Net increase (decrease)	(7,869)	$(241,036)	141,174	$3,810,434

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,863	$56,124	36,944	$1,005,984
Shares issued in connection with
reinvestment of distributions	2,778	79,036	—	—
	4,641	135,160	36,944	1,005,984
Shares repurchased	(1,172)	(35,247)	(9,212)	(260,840)
Net increase	3,469	$99,913	27,732	$745,144

120 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	367	$10,000
Shares issued in connection with
reinvestment of distributions	37	1,045	—	—
	37	1,045	367	10,000
Shares repurchased	—	—	—	—
Net increase	37	$1,045	367	$10,000

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	14,939	$447,335	64,300	$1,775,109
Shares issued in connection with
reinvestment of distributions	37,950	1,079,677	4,718	128,463
	52,889	1,527,012	69,018	1,903,572
Shares repurchased	(18,913)	(574,516)	(115,606)	(3,258,890)
Net increase (decrease)	33,976	$952,496	(46,588)	$(1,355,318)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	840,088	$25,383,062	3,190,961	$82,730,344
Shares issued in connection with
reinvestment of distributions	314,204	8,942,250	26,404	719,522
	1,154,292	34,325,312	3,217,365	83,449,866
Shares repurchased	(356,253)	(10,709,383)	(513,720)	(14,523,238)
Net increase	798,039	$23,615,929	2,703,645	$68,926,628

2040 Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	36,224	$924,372	338,162	$7,535,408
Shares issued in connection with
reinvestment of distributions	70,022	1,684,028	37	867
	106,246	2,608,400	338,199	7,536,275
Shares repurchased	(50,248)	(1,313,896)	(6,669,899)	(145,490,703)
Net increase (decrease)	55,998	$1,294,504	(6,331,700)	$(137,954,428)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	370	$7,943
Shares issued in connection with
reinvestment of distributions	1,809	38,320	328	6,902
	1,809	38,320	698	14,845
Shares repurchased	(8,124)	(187,179)	(4,075)	(86,971)
Net decrease	(6,315)	$(148,859)	(3,377)	$(72,126)

RetirementReady® Funds 121

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	6,010	$131,011	7,564	$159,913
Shares issued in connection with
reinvestment of distributions	4,520	93,195	527	10,891
	10,530	224,206	8,091	170,804
Shares repurchased	(2,197)	(49,347)	(14,916)	(311,447)
Net increase (decrease)	8,333	$174,859	(6,825)	$(140,643)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	3,829	$95,436	1,904	$47,036
Shares issued in connection with
reinvestment of distributions	209	5,313	242	5,924
	4,038	100,749	2,146	52,960
Shares repurchased	(8,366)	(226,791)	(7,314)	(180,144)
Net decrease	(4,328)	$(126,042)	(5,168)	$(127,184)

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	8,852	$275,224	177,725	$5,047,249
Shares issued in connection with
reinvestment of distributions	10,360	305,422	—	—
	19,212	580,646	177,725	5,047,249
Shares repurchased	(17,992)	(548,948)	(53,933)	(1,640,398)
Net increase	1,220	$31,698	123,792	$3,406,851

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,940	$60,078	33,314	$950,297
Shares issued in connection with
reinvestment of distributions	2,005	59,074	—	—
	3,945	119,152	33,314	950,297
Shares repurchased	(6,704)	(211,360)	(5,114)	(149,781)
Net increase (decrease)	(2,759)	$(92,208)	28,200	$800,516

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	351	$10,000
Shares issued in connection with
reinvestment of distributions	31	921	—	—
	31	921	351	10,000
Shares repurchased	—	—	—	—
Net increase	31	$921	351	$10,000

122 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	15,956	$484,630	52,642	$1,519,834
Shares issued in connection with
reinvestment of distributions	41,525	1,223,325	10,530	299,775
	57,481	1,707,955	63,172	1,819,609
Shares repurchased	(6,450)	(200,395)	(257,395)	(7,514,046)
Net increase (decrease)	51,031	$1,507,560	(194,223)	$(5,694,437)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	734,163	$22,907,185	6,107,234	$164,753,130
Shares issued in connection with
reinvestment of distributions	469,272	13,801,281	86,382	2,455,834
	1,203,435	36,708,466	6,193,616	167,208,964
Shares repurchased	(683,515)	(21,246,197)	(1,062,733)	(31,011,238)
Net increase	519,920	$15,462,269	5,130,883	$136,197,726

2035 Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	43,143	$1,079,373	461,990	$10,365,262
Shares issued in connection with
reinvestment of distributions	105,454	2,439,141	52	1,218
	148,597	3,518,514	462,042	10,366,480
Shares repurchased	(76,696)	(1,907,498)	(5,319,891)	(117,599,713)
Net increase (decrease)	71,901	$1,611,016	(4,857,849)	$(107,233,233)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	251	$5,729	—	$—
Shares issued in connection with
reinvestment of distributions	1,815	37,372	71	1,515
	2,066	43,101	71	1,515
Shares repurchased	(1,695)	(38,689)	(7,082)	(151,773)
Net increase (decrease)	371	$4,412	(7,011)	$(150,258)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	5,035	$111,321	10,746	$232,454
Shares issued in connection with
reinvestment of distributions	6,637	135,138	189	3,986
	11,672	246,459	10,935	236,440
Shares repurchased	(5,392)	(120,364)	(27,799)	(582,558)
Net increase (decrease)	6,280	$126,095	(16,864)	$(346,118)

RetirementReady® Funds 123

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	599	$14,209	10,864	$242,223
Shares issued in connection with
reinvestment of distributions	2,587	56,762	255	5,707
	3,186	70,971	11,119	247,930
Shares repurchased	(14,439)	(350,766)	(5,820)	(131,703)
Net increase (decrease)	(11,253)	$(279,795)	5,299	$116,227

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	23,183	$702,323	282,836	$7,946,491
Shares issued in connection with
reinvestment of distributions	19,674	555,005	—	—
	42,857	1,257,328	282,836	7,946,491
Shares repurchased	(78,597)	(2,342,036)	(38,116)	(1,116,355)
Net increase (decrease)	(35,740)	$(1,084,708)	244,720	$6,830,136

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,576	$77,695	46,309	$1,304,884
Shares issued in connection with
reinvestment of distributions	2,374	66,953	—	—
	4,950	144,648	46,309	1,304,884
Shares repurchased	(207)	(6,266)	(23,670)	(684,123)
Net increase	4,743	$138,382	22,639	$620,761

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	355	$10,000
Shares issued in connection with
reinvestment of distributions	35	978	—	—
	35	978	355	10,000
Shares repurchased	—	—	—	—
Net increase	35	$978	355	$10,000

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	11,318	$333,627	91,846	$2,662,524
Shares issued in connection with
reinvestment of distributions	55,377	1,561,641	6,504	183,153
	66,695	1,895,268	98,350	2,845,677
Shares repurchased	(26,699)	(804,886)	(137,035)	(3,924,902)
Net increase (decrease)	39,996	$1,090,382	(38,685)	$(1,079,225)

124 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,154,728	$34,675,532	5,095,668	$137,912,593
Shares issued in connection with
reinvestment of distributions	445,724	12,560,510	41,843	1,177,466
	1,600,452	47,236,042	5,137,511	139,090,059
Shares repurchased	(694,670)	(20,660,016)	(1,084,490)	(31,200,967)
Net increase	905,782	$26,576,026	4,053,021	$107,889,092

2030 Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	34,498	$815,027	660,767	$14,369,791
Shares issued in connection with
reinvestment of distributions	95,630	2,104,825	61	1,390
	130,128	2,919,852	660,828	14,371,181
Shares repurchased	(73,448)	(1,709,156)	(8,869,613)	(191,192,080)
Net increase (decrease)	56,680	$1,210,696	(8,208,785)	$(176,820,899)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$22	—**	$9
Shares issued in connection with
reinvestment of distributions	955	19,664	67	1,422
	956	19,686	67	1,431
Shares repurchased	(2,364)	(52,363)	(17,782)	(374,766)
Net decrease	(1,408)	$(32,677)	(17,715)	$(373,335)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	3,621	$78,969	8,329	$175,688
Shares issued in connection with
reinvestment of distributions	4,592	93,226	618	12,957
	8,213	172,195	8,947	188,645
Shares repurchased	(15,607)	(342,889)	(16,284)	(343,505)
Net decrease	(7,394)	$(170,694)	(7,337)	$(154,860)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,100	$24,242	2,974	$63,120
Shares issued in connection with
reinvestment of distributions	2,190	44,586	396	8,340
	3,290	68,828	3,370	71,460
Shares repurchased	(9,363)	(199,427)	(5,075)	(106,589)
Net decrease	(6,073)	$(130,599)	(1,705)	$(35,129)

RetirementReady® Funds 125

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	11,146	$303,866	347,432	$9,102,322
Shares issued in connection with
reinvestment of distributions	20,688	534,777	—	—
	31,834	838,643	347,432	9,102,322
Shares repurchased	(73,733)	(1,938,817)	(77,586)	(2,120,571)
Net increase (decrease)	(41,899)	$(1,100,174)	269,846	$6,981,751

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,715	$46,920	113,466	$2,959,728
Shares issued in connection with
reinvestment of distributions	8,399	217,028	—	—
	10,114	263,948	113,466	2,959,728
Shares repurchased	(3,951)	(107,805)	(8,638)	(230,618)
Net increase	6,163	$156,143	104,828	$2,729,110

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	382	$10,000
Shares issued in connection with
reinvestment of distributions	32	825	—	—
	32	825	382	10,000
Shares repurchased	—	—	—	—
Net increase	32	$825	382	$10,000

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	16,122	$437,990	59,786	$1,582,917
Shares issued in connection with
reinvestment of distributions	55,766	1,440,989	14,199	371,862
	71,888	1,878,979	73,985	1,954,779
Shares repurchased	(27,449)	(754,818)	(345,177)	(9,173,795)
Net increase (decrease)	44,439	$1,124,161	(271,192)	$(7,219,016)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,158,958	$31,723,901	8,606,608	$219,719,194
Shares issued in connection with
reinvestment of distributions	608,083	15,682,460	105,378	2,755,622
	1,767,041	47,406,361	8,711,986	222,474,816
Shares repurchased	(1,117,680)	(30,406,016)	(1,716,736)	(45,579,994)
Net increase	649,361	$17,000,345	6,995,250	$176,894,822

** Amount represents less than 1 share.

126 RetirementReady® Funds

2025 Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	138,221	$3,120,301	903,819	$19,560,369
Shares issued in connection with
reinvestment of distributions	77,309	1,649,010	14,078	309,585
	215,530	4,769,311	917,897	19,869,954
Shares repurchased	(83,824)	(1,858,534)	(6,855,346)	(147,392,959)
Net increase (decrease)	131,706	$2,910,777	(5,937,449)	$(127,523,005)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	1,021	19,962	298	6,034
	1,021	19,962	298	6,034
Shares repurchased	(1,998)	(40,300)	(7,764)	(157,576)
Net decrease	(977)	$(20,338)	(7,466)	$(151,542)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	3,550	$72,041	18,858	$382,861
Shares issued in connection with
reinvestment of distributions	4,819	93,106	2,133	42,716
	8,369	165,147	20,991	425,577
Shares repurchased	(16,625)	(331,376)	(60,585)	(1,215,104)
Net decrease	(8,256)	$(166,229)	(39,594)	$(789,527)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,536	$30,447	31,829	$649,438
Shares issued in connection with
reinvestment of distributions	2,304	45,411	126	2,569
	3,840	75,858	31,955	652,007
Shares repurchased	(2,449)	(51,810)	(3,732)	(75,975)
Net increase	1,391	$24,048	28,223	$576,032

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	8,773	$196,073	310,134	$6,798,934
Shares issued in connection with
reinvestment of distributions	11,586	246,781	—	—
	20,359	442,854	310,134	6,798,934
Shares repurchased	(86,265)	(1,934,224)	(68,177)	(1,532,887)
Net increase (decrease)	(65,906)	$(1,491,370)	241,957	$5,266,047

RetirementReady® Funds 127

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,132	$47,663	82,991	$1,815,075
Shares issued in connection with
reinvestment of distributions	4,016	85,413	—	—
	6,148	133,076	82,991	1,815,075
Shares repurchased	(3,188)	(71,656)	(23,391)	(518,435)
Net increase	2,960	$61,420	59,600	$1,296,640

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	456	$10,000
Shares issued in connection with
reinvestment of distributions	32	686	—	—
	32	686	456	10,000
Shares repurchased	—	—	—	—
Net increase	32	$686	456	$10,000

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	9,943	$219,847	78,190	$1,730,994
Shares issued in connection with
reinvestment of distributions	34,223	727,913	16,377	358,991
	44,166	947,760	94,567	2,089,985
Shares repurchased	(15,547)	(349,891)	(343,220)	(7,548,638)
Net increase (decrease)	28,619	$597,869	(248,653)	$(5,458,653)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,881,420	$42,062,955	9,463,101	$206,906,950
Shares issued in connection with
reinvestment of distributions	500,050	10,621,061	147,741	3,235,521
	2,381,470	52,684,016	9,610,842	210,142,471
Shares repurchased	(1,981,821)	(44,153,749)	(2,679,204)	(59,449,035)
Net increase	399,649	$8,530,267	6,931,638	$150,693,436

128 RetirementReady® Funds

Maturity Fund

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	32,341	$554,345	328,329	$5,637,792
Shares issued in connection with
reinvestment of distributions	49,109	830,448	38,887	667,841
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	1,186,266	20,271,391
	81,450	1,384,793	1,553,482	26,577,024
Shares repurchased	(97,604)	(1,681,931)	(6,148,870)	(104,833,117)
Net decrease	(16,154)	$(297,138)	(4,595,388)	$(78,256,093)

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	739	12,143	412	6,898
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	23,382	389,346
	739	12,143	23,794	396,244
Shares repurchased	(5,135)	(86,209)	(20,854)	(353,048)
Net increase (decrease)	(4,396)	$(74,066)	2,940	$43,196

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	1,718	$28,865	3,679	$61,973
Shares issued in connection with
reinvestment of distributions	2,295	37,851	1,106	18,606
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	102,154	1,705,669
	4,013	66,716	106,939	1,786,248
Shares repurchased	(20,703)	(347,141)	(59,433)	(1,000,067)
Net increase (decrease)	(16,690)	$(280,425)	47,506	$786,181

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	344	$5,918	4,524	$78,025
Shares issued in connection with
reinvestment of distributions	1,188	20,051	729	12,515
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	17,899	305,581
	1,532	25,969	23,152	396,121
Shares repurchased	(1,176)	(20,423)	(40,251)	(690,248)
Net increase (decrease)	356	$5,546	(17,099)	$(294,127)

RetirementReady® Funds 129

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	11,263	$193,933	225,008	$3,892,022
Shares issued in connection with
reinvestment of distributions	3,586	60,838	785	13,646
	14,849	254,771	225,793	3,905,668
Shares repurchased	(42,036)	(729,501)	(77,837)	(1,348,197)
Net increase (decrease)	(27,187)	$(474,730)	147,956	$2,557,471

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	505	$8,723	26,316	$455,146
Shares issued in connection with
reinvestment of distributions	393	6,674	94	1,628
	898	15,397	26,410	456,774
Shares repurchased	(275)	(4,770)	(13,796)	(238,644)
Net increase	623	$10,627	12,614	$218,130

			PERIOD FROM 1/4/21 (COMMENCEMENT
	SIX MONTHS ENDED 1/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	577	$10,000
Shares issued in connection with
reinvestment of distributions	18	311	4	71
	18	311	581	10,071
Shares repurchased	1	1	—	—
Net increase	19	$312	581	$10,071

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	21,650	$374,530	26,955	$467,018
Shares issued in connection with
reinvestment of distributions	8,068	136,960	7,723	133,544
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	444,275	7,617,272
	29,718	511,490	478,953	8,217,834
Shares repurchased	(45,121)	(784,296)	(356,943)	(6,164,912)
Net increase (decrease)	(15,403)	$(272,806)	122,010	$2,052,922

130 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,263,263	$21,778,220	7,481,973	$128,478,286
Shares issued in connection with
reinvestment of distributions	452,610	7,684,212	238,539	4,130,623
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	11,627,637	199,418,629
	1,715,873	29,462,432	19,348,149	332,027,538
Shares repurchased	(2,366,757)	(40,753,981)	(4,315,632)	(74,917,435)
Net increase (decrease)	(650,884)	$(11,291,549)	15,032,517	$257,110,103

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class A	1,057	38.62%	$11,236
2065 Fund class C	1,053	6.40	11,141
2065 Fund class R	1,052	100.00	11,181
2065 Fund class R3	1,054	100.00	11,211
2065 Fund class R4	1,056	100.00	11,241
2065 Fund class R5	1,058	100.00	11,259
2065 Fund class R6	1,059	21.06	11,268
2065 Fund class Y	1,058	100.00	11,259
2060 Fund class B	1,395	100.00	16,788
2060 Fund class R	1,419	100.00	17,288
2060 Fund class R3	921	28.71	11,199
2060 Fund class R4	923	32.26	11,233
2060 Fund class R5	924	100.00	11,252
2060 Fund class Y	1,472	0.29	17,855
2055 Fund class R3	916	0.38	11,157
2055 Fund class R4	918	3.31	11,190
2055 Fund class R5	919	100.00	11,207
2050 Fund class R3	559	0.50	11,096
2050 Fund class R4	560	7.16	11,127
2050 Fund class R5	562	100.00	11,151
2045 Fund class R3	402	0.30	10,991
2045 Fund class R4	403	1.29	11,022
2045 Fund class R5	404	100.00	11,049
2040 Fund class R3	381	0.30	10,859
2040 Fund class R4	382	1.50	10,883
2040 Fund class R5	382	100.00	10,896
2035 Fund class R3	388	0.19	10,651
2035 Fund class R4	389	1.42	10,674
2035 Fund class R5	390	100.00	10,698
2030 Fund class R3	412	0.18	10,432

RetirementReady® Funds 131

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2030 Fund class R4	413	0.37	10,457
2030 Fund class R5	414	100.00	10,476
2025 Fund class R3	486	0.28	10,206
2025 Fund class R4	488	0.78	10,233
2025 Fund class R5	488	100.00	10,244
Maturity Fund class R3	597	0.49	9,994
Maturity Fund class R4	599	4.53	10,033
Maturity Fund class R5	600	100.00	10,039

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund:

2065 Fund	26.1%, 18.4%, 13.5%, 7.4%
2060 Fund	17.6%
2055 Fund	14.0%
2050 Fund	9.9%
2045 Fund	8.3%
2040 Fund	6.6%
2035 Fund	8.1%
2030 Fund	6.8%
2025 Fund	5.1%

132 RetirementReady® Funds

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RetirementReady® Funds 133

Note 5: Transactions with affiliated issuers	Note 5: Transactions with affiliated issuers cont.

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$892	$900	$101	$32	$—	$(7)	$(36)	186	$1,648
Putnam Multi-Asset Absolute Return
Fund Class P	17,701	16,338	1,918	230	248	19	(439)	3,048	31,701
Putnam Dynamic Asset Allocation
Equity Fund Class P	134,821	134,807	16,634	1,287	18,659	2,359	(27,463)	16,026	227,890
Putnam Dynamic Asset Allocation
Growth Fund Class P	29,372	29,981	3,461	584	4,086	419	(6,057)	2,705	50,254
Putnam Government Money
Market Fund Class G	881	1,247	489	—	—	—	—	1,639	1,639
Totals	$183,667	$183,273	$22,603	$2,133	$22,993	$2,790	$(33,995)		$313,132

2060 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$44,406	$37,051	$11,290	$1,585	$—	$(616)	$(1,512)	7,662	$68,039
Putnam Multi-Asset Absolute
Return Fund Class P	628,244	478,460	156,462	8,375	9,025	(875)	(14,868)	89,856	934,499
Putnam Dynamic Asset Allocation
Equity Fund Class P	4,664,021	3,866,735	1,273,263	45,375	658,113	173,242	(975,519)	453,953	6,455,216
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,145,473	1,099,994	295,986	24,068	168,342	33,494	(250,805)	93,228	1,732,170
Putnam Government Money
Market Fund Class G	31,850	28,402	11,922	3	—	—	—	48,330	48,330
Totals	$6,513,994	$5,510,642	$1,748,923	$79,406	$835,480	$205,245	$(1,242,704)		$9,238,254

2055 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$458,095	$203,820	$62,366	$15,339	$—	$(5,715)	$(15,255)	65,155	$578,579
Putnam Multi-Asset Absolute
Return Fund Class P	3,488,077	1,330,510	465,238	43,837	47,238	(40,236)	(35,703)	411,290	4,277,410
Putnam Dynamic Asset Allocation
Equity Fund Class P	20,391,034	9,179,083	3,519,282	186,225	2,700,958	909,097	(4,044,527)	1,611,491	22,915,405
Putnam Dynamic Asset Allocation
Growth Fund Class P	11,636,528	6,180,354	1,581,122	229,174	1,602,972	365,432	(2,356,108)	766,689	14,245,084
Putnam Government Money
Market Fund Class G	176,712	91,742	47,329	11	—	—	—	221,125	221,125
Totals	$36,150,446	$16,985,509	$5,675,337	$474,586	$4,351,168	$1,228,578	$(6,451,593)		$42,237,603

134 RetirementReady® Funds	RetirementReady® Funds 135

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2050 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$1,941,882	$732,627	$265,270	$61,657	$—	$(21,682)	$(61,676)	261,923	$2,325,881
Putnam Multi-Asset Absolute
Return Fund Class P	8,738,611	2,318,017	1,152,276	102,950	110,938	(109,189)	(76,625)	934,475	9,718,538
Putnam Dynamic Asset Allocation
Equity Fund Class P	34,572,623	11,421,068	6,737,342	292,677	4,244,909	1,791,919	(6,660,176)	2,418,291	34,388,092
Putnam Dynamic Asset Allocation
Growth Fund Class P	44,817,195	17,532,668	5,989,703	824,624	5,767,873	1,669,794	(8,767,999)	2,651,343	49,261,955
Putnam Government Money
Market Fund Class G	445,110	157,339	100,058	22	—	—	—	502,391	502,391
Totals	$90,515,421	$32,161,719	$14,244,649	$1,281,930	$10,123,720	$3,330,842	$(15,566,476)		$96,196,857

2045 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$3,026,746	$1,062,000	$373,800	$96,293	$—	$(28,890)	$(102,747)	403,526	$3,583,309
Putnam Multi-Asset Absolute
Return Fund Class P	13,842,038	4,591,859	1,700,251	166,888	179,836	(174,819)	(121,125)	1,580,548	16,437,702
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,615,136	1,976,563	256,509	13,156	226,317	15,695	(304,407)	187,707	3,046,478
Putnam Dynamic Asset Allocation
Equity Fund Class P	16,478,257	5,816,766	4,054,655	136,751	1,983,397	956,536	(3,236,108)	1,122,419	15,960,796
Putnam Dynamic Asset Allocation
Growth Fund Class P	78,182,782	29,744,206	9,910,044	1,422,006	9,946,296	2,630,209	(14,933,334)	4,613,230	85,713,819
Putnam Government Money
Market Fund Class G	1,707,172	679,807	276,833	91	—	—	—	2,110,146	2,110,146
Totals	$114,852,131	$43,871,201	$16,572,092	$1,835,185	$12,335,846	$3,398,731	$(18,697,721)		$126,852,250

2040 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$8,433,902	$2,794,370	$1,071,024	$264,365	$—	$(66,907)	$(296,922)	1,102,863	$9,793,419
Putnam Multi-Asset Absolute
Return Fund Class P	32,226,418	6,388,814	3,904,675	362,388	390,504	(198,984)	(448,696)	3,275,277	34,062,877
Putnam Dynamic Asset Allocation
Balanced Fund Class P	28,869,541	13,068,482	3,721,912	199,873	3,084,808	720,533	(4,475,836)	2,123,278	34,460,808
Putnam Dynamic Asset Allocation
Growth Fund Class P	125,738,450	31,812,552	23,876,247	2,077,535	14,531,426	6,988,957	(24,561,076)	6,248,796	116,102,636
Putnam Government Money
Market Fund Class G	5,582,086	1,023,895	808,780	281	—	—	—	5,797,201	5,797,201
Totals	$200,850,397	$55,088,113	$33,382,638	$2,904,442	$18,006,738	$7,443,599	$(29,782,530)		$200,216,941

136 RetirementReady® Funds	RetirementReady® Funds 137

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2035 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$14,867,083	$5,413,885	$2,310,201	$473,292	$—	$(180,809)	$(469,586)	1,950,492	$17,320,372
Putnam Multi-Asset Absolute
Return Fund Class P	35,287,355	9,648,504	5,304,940	414,043	446,167	(475,891)	(260,661)	3,739,843	38,894,367
Putnam Dynamic Asset Allocation
Balanced Fund Class P	75,088,196	26,257,579	11,283,527	513,825	7,722,165	2,152,550	(11,465,387)	4,975,318	80,749,411
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,421,274	793,157	247,701	14,497	53,572	6,192	(115,396)	163,948	1,857,526
Putnam Dynamic Asset Allocation
Growth Fund Class P	43,797,893	14,621,406	12,209,530	736,421	5,150,936	2,557,670	(8,770,635)	2,152,681	39,996,804
Putnam Government Money
Market Fund Class G	6,497,990	1,886,333	1,117,922	415	—	—	—	7,266,401	7,266,401
Totals	$176,959,791	$58,620,864	$32,473,821	$2,152,493	$13,372,840	$4,059,712	$(21,081,665)		$186,084,881

2030 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$34,445,730	$8,591,906	$5,015,952	$1,043,164	$—	$(323,401)	$(1,117,885)	4,119,414	$36,580,398
Putnam Multi-Asset Absolute
Return Fund Class P	61,960,314	11,706,376	8,824,059	694,912	748,827	(519,046)	(714,389)	6,116,269	63,609,196
Putnam Dynamic Asset Allocation
Balanced Fund Class P	125,244,606	28,590,738	27,045,072	811,240	11,713,606	5,305,825	(19,142,350)	6,959,565	112,953,747
Putnam Dynamic Asset Allocation
Conservative Fund Class P	19,356,606	8,204,192	3,004,970	178,947	622,508	255,383	(1,604,953)	2,048,213	23,206,258
Putnam Government Money
Market Fund Class G	12,338,262	2,364,684	1,994,920	627	—	—	—	12,708,026	12,708,026
Totals	$253,345,518	$59,457,896	$45,884,973	$2,728,890	$13,084,941	$4,718,761	$(22,579,577)		$249,057,625

2025 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$40,523,314	$14,431,931	$10,085,211	$1,232,233	$—	$(670,647)	$(1,040,169)	4,860,272	$43,159,218
Putnam Multi-Asset Absolute
Return Fund Class P	59,371,824	15,393,244	14,715,771	657,115	708,098	(949,556)	(209,767)	5,662,497	58,889,974
Putnam Dynamic Asset Allocation
Balanced Fund Class P	43,362,384	13,216,006	16,433,414	272,656	3,887,171	3,054,324	(7,603,299)	2,193,222	35,596,001
Putnam Dynamic Asset Allocation
Conservative Fund Class P	49,068,452	15,665,123	11,966,214	421,829	1,451,782	1,096,742	(4,167,502)	4,386,284	49,696,601
Putnam Government Money
Market Fund Class G	12,233,822	3,056,413	3,154,620	610	—	—	—	12,135,615	12,135,615
Totals	$204,559,796	$61,762,717	$56,355,230	$2,584,443	$6,047,051	$2,530,863	$(13,020,737)		$199,477,409

138 RetirementReady® Funds	RetirementReady® Funds 139

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

Maturity Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/22	as of 1/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$89,538,127	$12,271,965	$13,328,950	$2,553,859	$—	$(881,815)	$(2,695,713)	9,561,218	$84,903,614
Putnam Multi-Asset Absolute
Return Fund Class P	91,384,802	9,546,950	15,086,979	952,424	1,026,319	(1,306,281)	(432,152)	8,087,148	84,106,340
Putnam Dynamic Asset Allocation
Conservative Fund Class P	104,311,248	11,473,697	17,024,272	846,600	2,821,046	1,697,193	(7,619,916)	8,193,994	92,837,950
Putnam Government Money
Market Fund Class G	18,202,687	1,664,526	2,996,637	879	—	—	—	16,870,576	16,870,576
Totals	$303,436,864	$34,957,138	$48,436,838	$4,353,762	$3,847,365	$(490,903)	$(10,747,781)		$278,718,480

Note 6: Initial capitalization and offering of shares

Putnam RetirementReady 2065 Fund was established as a series of the Trust on December 31, 2020 and commenced operations on January 4, 2021. Prior to January 4, 2021, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

140 RetirementReady® Funds	RetirementReady® Funds 141

Note 8: Acquisition of Putnam RetirementReady 2020 Fund

On November 23, 2020, Putnam RetirementReady Maturity Fund issued 1,186,266, 23,382, 102,154, 17,899, 444,275 and 11,627,637 class A, class B, class C, class R, class R6 and class Y shares, respectively, for 1,088,443, 22,196, 97,672, 17,280, 367,551 and 9,644,502 class A, class B, class C, class R, class R6 and class Y shares of Putnam RetirementReady 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combined two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders The investment portfolio of Putnam RetirementReady 2020 Fund, with a fair value of $229,857,719 and an identified cost of $229,715,147 at November 20, 2020, was the principal asset acquired by Putnam RetirementReady Maturity Fund. The net assets of Putnam RetirementReady Maturity Fund and Putnam RetirementReady 2020 Fund on November 20, 2020, were $111,031,807 and $229,707,888, respectively. On November 20, 2020, Putnam RetirementReady 2020 Fund had distributions in excess of net investment income of $4,958,920, accumulated net realized loss of $10,203,962 and unrealized appreciation of $823,893. The aggregate net assets of the fund immediately following the acquisition were $340,739,695.

Information presented in the Statement of changes in net assets for the period ended July 31, 2021 reflect only the operations of Putnam RetirementReady Maturity Fund.

Assuming the acquisition had been completed on August 1, 2020, Putnam RetirementReady Maturity Fund’s pro forma results of operations for the prior fiscal year are as follows (unaudited):

Net investment Income	$3,331,521
Net gain on investments	$6,248,929
Net Increase in net assets resulting from operations	$9,580,451

142 RetirementReady® Funds

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
International Value Fund
Large Cap Value Fund	State tax-free income funds:‡
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

RetirementReady® Funds 143

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam PanAgora§	Putnam Retirement Advantage 2055 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Asset Allocation	Putnam Retirement Advantage 2040 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2035 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2065 Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

§ Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

144 RetirementReady® Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and BSA
Management, LLC	Liaquat Ahamed	Compliance Officer
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Martin Lemaire
	Katinka Domotorffy	Vice President and
Investment Sub-Advisor	Catharine Bond Hill	Derivatives Risk Manager
Putnam Investments Limited	Paul L. Joskow
16 St James’s Street	George Putnam, III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Nancy E. Florek	Janet C. Smith
Ropes & Gray LLP	Vice President, Director of	Vice President,
	Proxy Voting and Corporate	Principal Financial Officer,
	Governance, Assistant Clerk,	Principal Accounting Officer,
	and Assistant Treasurer	and Assistant Treasurer

	Michael J. Higgins	Stephen J. Tate
	Vice President, Treasurer,	Vice President and
	and Clerk	Chief Legal Officer

	Jonathan S. Horwitz	Mark C. Trenchard
	Executive Vice President,	Vice President
Principal Executive Officer,
and Compliance Liaison

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. Each fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 30, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 30, 2022